UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08879
MFS VARIABLE INSURANCE TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 5.86%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 8.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to both the MFS Limited Maturity Portfolio and MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio, within the fixed income segment, further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.86%	3.52%	4.68%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
MFS Conservative Allocation Portfolio Blended Index ∆	8.01%	4.41%	5.14%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Bloomberg U.S. Aggregate Bond Index	60%
Standard & Poor's 500 Stock Index	29%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	9%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	249,381,569	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.7%
MFS Limited Maturity Portfolio	11.2%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.6%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	5.9%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.1%
MFS Research International Portfolio	5.0%
MFS Mid Cap Growth Series	3.9%
MFS Mid Cap Value Portfolio	3.9%
MFS Institutional Money Market Portfolio	2.6%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Series	0.9%
MFS New Discovery Value Portfolio	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCAIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 5.65%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 8.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to both the MFS Limited Maturity Portfolio and MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio, within the fixed income segment, further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.65%	3.26%	4.41%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
MFS Conservative Allocation Portfolio Blended Index ∆	8.01%	4.41%	5.14%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Bloomberg U.S. Aggregate Bond Index	60%
Standard & Poor's 500 Stock Index	29%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	9%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	249,381,569	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.7%
MFS Limited Maturity Portfolio	11.2%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.6%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	5.9%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.1%
MFS Research International Portfolio	5.0%
MFS Mid Cap Growth Series	3.9%
MFS Mid Cap Value Portfolio	3.9%
MFS Institutional Money Market Portfolio	2.6%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Series	0.9%
MFS New Discovery Value Portfolio	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCASC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 9.52%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 8.05%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the energy and industrials sectors benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the consumer discretionary, materials, information technology, and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	9.52%	8.71%	9.95%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Value Index +∆	8.05%	7.29%	7.14%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,233,081	Total Management Fee ($)#:	440,408
Total Number of Holdings:	127	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Financials	26.5%
Industrials	15.7%
Consumer Discretionary	10.6%
Real Estate	9.4%
Materials	8.2%
Information Technology	7.0%
Energy	6.6%
Utilities	6.0%
Health Care	5.2%
Consumer Staples	2.6%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 9.18%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 8.05%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the energy and industrials sectors benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the consumer discretionary, materials, information technology, and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.18%	8.40%	9.67%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Value Index +∆	8.05%	7.29%	7.14%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,233,081	Total Management Fee ($)#:	440,408
Total Number of Holdings:	127	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Financials	26.5%
Industrials	15.7%
Consumer Discretionary	10.6%
Real Estate	9.4%
Materials	8.2%
Information Technology	7.0%
Energy	6.6%
Utilities	6.0%
Health Care	5.2%
Consumer Staples	2.6%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$4	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 10.34%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 14.22%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	10.34%	6.86%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Growth Allocation Portfolio Blended Index ∆	14.22%	8.78%	8.64%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	54%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	21%
Bloomberg U.S. Aggregate Bond Index	20%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	301,127,815	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	12
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.1%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	8.9%
MFS Mid Cap Growth Series	8.9%
MFS High Yield Portfolio	5.1%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.6%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Limited Maturity Portfolio	1.0%
MFS Emerging Markets Equity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGAIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$30	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 10.05%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 14.22%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.05%	6.60%	7.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Growth Allocation Portfolio Blended Index ∆	14.22%	8.78%	8.64%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	54%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	21%
Bloomberg U.S. Aggregate Bond Index	20%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	301,127,815	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	12
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.1%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	8.9%
MFS Mid Cap Growth Series	8.9%
MFS High Yield Portfolio	5.1%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.6%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Limited Maturity Portfolio	1.0%
MFS Emerging Markets Equity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGASC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of ‑3.94%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of ‑3.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s underweight exposure to France and Germany, and its overweight exposure to Italy, benefited relative performance.
    The fund’s lesser exposure to shifts in the short end of the yield curve also contributed to relative returns.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund's shorter duration stance against the Euro and UK yield curves held back relative performance as interest rates generally rose throughout the reporting period.
    The fund’s overweight exposure to 5- and 7-year key interest rates also weighed on relative performance. Additionally, an overweight allocation to the Japanese Yen further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	(3.94)%	(2.23)%	(0.25)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
Bloomberg World Government Inflation-Linked Bond Index +∆	(3.10)%	(1.51)%	0.34%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	159,149,955	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	90	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	814,036
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Issuer country weightings
United States	52.1%
United Kingdom	18.3%
Italy	9.8%
Spain	6.1%
Canada	5.2%
Japan	2.7%
France	2.0%
Germany	1.4%
Sweden	0.9%
Other Countries	1.5%
Composition including fixed income credit quality
AAA	9.9%
AA	20.5%
A	4.7%
BBB	15.1%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIAIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of ‑4.13%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of ‑3.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s underweight exposure to France and Germany, and its overweight exposure to Italy, benefited relative performance.
    The fund’s lesser exposure to shifts in the short end of the yield curve also contributed to relative returns.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund's shorter duration stance against the Euro and UK yield curves held back relative performance as interest rates generally rose throughout the reporting period.
    The fund’s overweight exposure to 5- and 7-year key interest rates also weighed on relative performance. Additionally, an overweight allocation to the Japanese Yen further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	(4.13)%	(2.47)%	(0.49)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
Bloomberg World Government Inflation-Linked Bond Index +∆	(3.10)%	(1.51)%	0.34%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	159,149,955	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	90	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	814,036
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Issuer country weightings
United States	52.1%
United Kingdom	18.3%
Italy	9.8%
Spain	6.1%
Canada	5.2%
Japan	2.7%
France	2.0%
Germany	1.4%
Sweden	0.9%
Other Countries	1.5%
Composition including fixed income credit quality
AAA	9.9%
AA	20.5%
A	4.7%
BBB	15.1%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIASC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.30%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 4.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    Bond selection within BBB- and A-rated securities, particularly within the industrials and financial institutions sectors, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's yield curve positioning, most notably its greater exposure to securities with 5-year maturities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.30%	2.27%	2.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	4.36%	1.58%	1.63%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	292,054,987	Average Effective Maturity (yrs):	2.0
Total Number of Holdings:	309	Average Effective Duration (yrs):	1.9
Total Management Fee ($)#:	1,152,046
Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	10.5%
AA	9.4%
A	19.4%
BBB	33.1%
U.S. Government	23.4%
Federal Agencies	1.1%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 4.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    Bond selection within BBB- and A-rated securities, particularly within the industrials and financial institutions sectors, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's yield curve positioning, most notably its greater exposure to securities with 5-year maturities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.02%	2.03%	1.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	4.36%	1.58%	1.63%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	292,054,987	Average Effective Maturity (yrs):	2.0
Total Number of Holdings:	309	Average Effective Duration (yrs):	1.9
Total Management Fee ($)#:	1,152,046
Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	10.5%
AA	9.4%
A	19.4%
BBB	33.1%
U.S. Government	23.4%
Federal Agencies	1.1%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTSC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 8.31%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 11.41%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Global Governments Portfolio and MFS Inflation-Adjusted Bond Portfolio further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.31%	5.38%	6.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Moderate Allocation Portfolio Blended Index ∆	11.41%	6.84%	7.09%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	43%
Bloomberg U.S. Aggregate Bond Index	40%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	14%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	895,607,032	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.7%
MFS Government Securities Portfolio	9.7%
MFS Value Series	8.9%
MFS Growth Series	8.2%
MFS Research International Portfolio	8.0%
MFS Research Series	7.2%
MFS Mid Cap Growth Series	6.9%
MFS Mid Cap Value Portfolio	6.8%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	2.9%
MFS Institutional Money Market Portfolio	2.6%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMAIC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$28	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 11.41%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Global Governments Portfolio and MFS Inflation-Adjusted Bond Portfolio further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.12%	5.13%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Moderate Allocation Portfolio Blended Index ∆	11.41%	6.84%	7.09%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/24
Standard & Poor's 500 Stock Index	43%
Bloomberg U.S. Aggregate Bond Index	40%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	14%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	895,607,032	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.7%
MFS Government Securities Portfolio	9.7%
MFS Value Series	8.9%
MFS Growth Series	8.2%
MFS Research International Portfolio	8.0%
MFS Research Series	7.2%
MFS Mid Cap Growth Series	6.9%
MFS Mid Cap Value Portfolio	6.8%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	2.9%
MFS Institutional Money Market Portfolio	2.6%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMASC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 13.75%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 13.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, materials, and consumer staples sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection within the consumer discretionary and utilities sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.75%	9.74%	9.05%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Value Index +∆	13.07%	8.59%	8.10%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	547,452,680	Total Management Fee ($)#:	3,875,376
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Equity sectors
Financials	19.7%
Industrials	17.7%
Consumer Discretionary	9.7%
Materials	7.9%
Utilities	7.8%
Health Care	7.3%
Real Estate	7.1%
Consumer Staples	6.8%
Information Technology	6.6%
Energy	5.7%
Communication Services	1.2%
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 13.52%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 13.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, materials, and consumer staples sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection within the consumer discretionary and utilities sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.52%	9.47%	8.78%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Value Index +∆	13.07%	8.59%	8.10%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	547,452,680	Total Management Fee ($)#:	3,875,376
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Equity sectors
Financials	19.7%
Industrials	17.7%
Consumer Discretionary	9.7%
Materials	7.9%
Utilities	7.8%
Health Care	7.3%
Real Estate	7.1%
Consumer Staples	6.8%
Information Technology	6.6%
Energy	5.7%
Communication Services	1.2%
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of ‑2.69%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 0.94%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight allocation to both Hong Kong and Singapore contributed to relative performance.
    Not owning any Swedish securities also benefited relative results. Favorable security selection within Australia further strengthened the fund's relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The fund's underweight allocation to the UK, and exposure to Mexico, for which the benchmark has no exposure, also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	(2.69)%	0.91%	4.72%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	0.94%	(1.00)%	2.23%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	162,813,096	Total Management Fee ($)#:	1,468,277
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%
Issuer country weightings
United States	70.5%
United Kingdom	7.2%
Australia	6.7%
Japan	4.9%
Singapore	2.7%
Germany	2.1%
Belgium	1.7%
Canada	1.5%
Spain	1.5%
Other Countries	1.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VREIC-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of ‑2.92%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 0.94%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight allocation to both Hong Kong and Singapore contributed to relative performance.
    Not owning any Swedish securities also benefited relative results. Favorable security selection within Australia further strengthened the fund's relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The fund's underweight allocation to the UK, and exposure to Mexico, for which the benchmark has no exposure, also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	(2.92)%	0.66%	4.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	0.94%	(1.00)%	2.23%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	162,813,096	Total Management Fee ($)#:	1,468,277
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%
Issuer country weightings
United States	70.5%
United Kingdom	7.2%
Australia	6.7%
Japan	4.9%
Singapore	2.7%
Germany	2.1%
Belgium	1.7%
Canada	1.5%
Spain	1.5%
Other Countries	1.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VRESC-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 4.95%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 11.54%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the consumer discretionary, financials, and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the information technology, materials, energy, and industrials sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	4.95%	6.20%	8.03%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Index +∆	11.54%	7.40%	7.82%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/ic for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	80,314,718	Total Management Fee ($)#:	321,748
Total Number of Holdings:	184	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Financials	19.7%
Health Care	16.6%
Industrials	16.1%
Information Technology	13.7%
Consumer Discretionary	11.2%
Energy	5.2%
Real Estate	5.2%
Materials	4.9%
Communication Services	3.2%
Consumer Staples	1.6%
Utilities	1.5%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 11.54%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the consumer discretionary, financials, and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the information technology, materials, energy, and industrials sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	4.65%	5.94%	7.75%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Index +∆	11.54%	7.40%	7.82%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/sc for more recent performance information.
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	80,314,718	Total Management Fee ($)#:	321,748
Total Number of Holdings:	184	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Financials	19.7%
Health Care	16.6%
Industrials	16.1%
Information Technology	13.7%
Consumer Discretionary	11.2%
Energy	5.2%
Real Estate	5.2%
Materials	4.9%
Communication Services	3.2%
Consumer Staples	1.6%
Utilities	1.5%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCSC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2024 and 2023, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Blended Research Small Cap Equity Portfolio	56,057	54,000
MFS Conservative Allocation Portfolio	38,287	36,864
MFS Global Real Estate Portfolio	57,242	55,143
MFS Growth Allocation Portfolio	38,287	36,864
MFS Inflation-Adjusted Bond Portfolio	44,131	42,499
MFS Limited Maturity Portfolio	70,082	67,524
MFS Mid Cap Value Portfolio	57,759	55,641
MFS Moderate Allocation Portfolio	38,287	36,864
MFS New Discovery Value Portfolio	56,057	54,000
Total	456,189	439,399

For the fiscal years ended December 31, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Blended Research	2,400	2,400	0	0	0	0
Small Cap Equity Portfolio

To MFS Conservative	2,400	2,400	0	0	0	0
Allocation Portfolio

To MFS Global Real Estate	2,400	2,400	0	0	0	0
Portfolio

To MFS Growth Allocation	2,400	2,400	0	0	0	0
Portfolio

To MFS Inflation-Adjusted	2,400	2,400	0	0	0	0
Bond Portfolio

To MFS Limited Maturity	2,400	2,400	0	0	0	0
Portfolio

To MFS Mid Cap Value	2,400	2,400	0	0	0	0
Portfolio

To MFS Moderate Allocation	2,400	2,400	0	0	0	0
Portfolio

To MFS New Discovery Value	2,400	2,400	0	0	0	0
Portfolio

Total fees billed by Deloitte	21,600	21,600	0	0	0	0
To above Funds:
Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023

To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Blended
Research Small Cap Equity
Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Conservative
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Global Real
Estate Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Growth
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Inflation-
Adjusted Bond Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Limited
Maturity Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Mid Cap Value
Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS Moderate
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	234,973	0
Entities of MFS New Discovery
Value Portfolio*
Fees billed by Deloitte:	Aggregate fees for non-audit services:
	2024	2023
To MFS Blended Research Small Cap Equity Portfolio, MFS	255,300	2,400
and MFS Related Entities#

To MFS Conservative Allocation Portfolio, MFS and MFS	255,300	2,400
Related Entities#

To MFS Global Real Estate Portfolio, MFS and MFS Related	255,300	2,400
Entities#

To MFS Growth Allocation Portfolio, MFS and MFS Related	255,300	2,400
Entities#

To MFS Inflation-Adjusted Bond Portfolio, MFS and MFS	255,300	2,400
Related Entities#

To MFS Limited Maturity Portfolio, MFS and MFS Related	255,300	2,400
Entities#

To MFS Mid Cap Value Portfolio, MFS and MFS Related	255,300	2,400
Entities#

To MFS Moderate Allocation Portfolio, MFS and MFS Related	255,300	2,400
Entities#

To MFS New Discovery Value Portfolio, MFS and MFS	255,300	2,400
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 Certain fees reported in 2023 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended December 31, 2023.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Conservative Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 59.6%
MFS Global Governments Portfolio - Initial Class (a)	2,387,809	$ 20,081,474
MFS Government Securities Portfolio - Initial Class	2,266,752	23,959,569
MFS High Yield Portfolio - Initial Class	2,515,879	12,629,713
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,253,057	25,081,066
MFS Limited Maturity Portfolio - Initial Class	2,755,423	27,829,775
MFS Total Return Bond Series - Initial Class	3,397,070	39,066,304
		$148,647,901
International Stock Funds – 9.0%
MFS International Growth Portfolio - Initial Class	316,083	$ 4,990,958
MFS International Intrinsic Value Portfolio - Initial Class	167,675	4,995,033
MFS Research International Portfolio - Initial Class	728,281	12,475,460
		$22,461,451
Non-Traditional Funds – 1.9%
MFS Global Real Estate Portfolio - Initial Class	386,134	$ 4,815,089
U.S. Stock Funds – 26.9%
MFS Growth Series - Initial Class	176,359	$ 12,928,908
MFS Mid Cap Growth Series - Initial Class	1,058,452	9,737,757
MFS Mid Cap Value Portfolio - Initial Class	909,032	9,626,644
MFS New Discovery Series - Initial Class (a)	173,182	2,391,649
MFS New Discovery Value Portfolio - Initial Class	291,029	2,380,619
MFS Research Series - Initial Class	434,712	15,471,403
MFS Value Series - Initial Class	675,760	14,616,685
		$67,153,665
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 4.49% (v)	6,383,912	$ 6,385,189
Total Mutual Funds (Identified Cost, $236,561,962)		$249,463,295
Other Assets, Less Liabilities – (0.0)%		(81,726)
Net Assets – 100.0%		$249,381,569
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $249,463,295.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VCAFS-ANN
1

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in affiliated issuers, at value (identified cost, $236,561,962)	$249,463,295
Receivables for
Investments sold	377,941
Fund shares sold	1,665
Other assets	1,362
Total assets	$249,844,263
Liabilities
Payables for
Investments purchased	$24,350
Fund shares reacquired	389,879
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	5
Distribution and/or service fees	3,391
Payable for independent Trustees' compensation	30
Accrued expenses and other liabilities	44,943
Total liabilities	$462,694
Net assets	$249,381,569
Net assets consist of
Paid-in capital	$226,388,378
Total distributable earnings (loss)	22,993,191
Net assets	$249,381,569
Shares of beneficial interest outstanding	25,810,549
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,754,090	182,721	$9.60
Service Class	247,627,479	25,627,828	9.66
See Notes to Financial Statements
2

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$6,876,828
Other	52
Total investment income	$6,876,880
Expenses
Distribution and/or service fees	$667,347
Shareholder servicing costs	835
Administrative services fee	17,500
Independent Trustees' compensation	6,324
Custodian fee	3,149
Shareholder communications	14,121
Audit and tax fees	53,014
Legal fees	763
Miscellaneous	28,386
Total expenses	$791,439
Net investment income (loss)	$6,085,441
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,879,245
Capital gain distributions from affiliated issuers	4,674,666
Net realized gain (loss)	$9,553,911
Change in unrealized appreciation or depreciation
Affiliated issuers	$(554,774)
Net realized and unrealized gain (loss)	$8,999,137
Change in net assets from operations	$15,084,578
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$6,085,441	$4,433,839
Net realized gain (loss)	9,553,911	2,143,275
Net unrealized gain (loss)	(554,774)	20,876,012
Change in net assets from operations	$15,084,578	$27,453,126
Total distributions to shareholders	$(6,806,322)	$(20,031,164)
Change in net assets from fund share transactions	$(40,146,568)	$(26,688,097)
Total change in net assets	$(31,868,312)	$(19,266,135)
Net assets
At beginning of period	281,249,881	300,516,016
At end of period	$249,381,569	$281,249,881
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.33	$9.12	$12.02	$11.95	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.17	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss)	0.30	0.73	(2.03)	0.60	1.09
Total from investment operations	$0.55	$0.90	$(1.82)	$0.83	$1.36
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.28)	$(0.25)	$(0.29)	$(0.31)
From net realized gain	(0.09)	(0.41)	(0.83)	(0.47)	(0.54)
Total distributions declared to shareholders	$(0.28)	$(0.69)	$(1.08)	$(0.76)	$(0.85)
Net asset value, end of period (x)	$9.60	$9.33	$9.12	$12.02	$11.95
Total return (%) (k)(s)(x)	5.86	10.42	(15.39)	7.00	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.03	0.03	0.03	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.56	1.82	2.05	1.90	2.40
Portfolio turnover rate	2	3	3	1	7
Net assets at end of period (000 omitted)	$1,754	$1,734	$1,756	$3,278	$3,061
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.38	$9.17	$12.06	$11.99	$11.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.14	$0.23	$0.19	$0.23
Net realized and unrealized gain (loss)	0.31	0.73	(2.07)	0.60	1.11
Total from investment operations	$0.53	$0.87	$(1.84)	$0.79	$1.34
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
From net realized gain	(0.09)	(0.41)	(0.83)	(0.47)	(0.54)
Total distributions declared to shareholders	$(0.25)	$(0.66)	$(1.05)	$(0.72)	$(0.82)
Net asset value, end of period (x)	$9.66	$9.38	$9.17	$12.06	$11.99
Total return (%) (k)(s)(x)	5.65	10.03	(15.53)	6.70	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.30	0.28	0.28	0.28	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.26	1.53	2.29	1.60	1.98
Portfolio turnover rate	2	3	3	1	7
Net assets at end of period (000 omitted)	$247,627	$279,516	$298,760	$398,737	$428,229

See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
7

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$249,463,295	$—	$—	$249,463,295
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,435,750	$7,645,531
Long-term capital gains	2,370,572	12,385,633
Total distributions	$6,806,322	$20,031,164
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$242,917,311
Gross appreciation	28,725,626
Gross depreciation	(22,179,642)
Net unrealized appreciation (depreciation)	$6,545,984
Undistributed ordinary income	6,845,388
Undistributed long-term capital gain	9,601,819
Total distributable earnings (loss)	$22,993,191
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$49,887	$126,980
Service Class	6,756,435	19,904,184
Total	$6,806,322	$20,031,164
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $706, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $129.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0065% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $6,323,081 and $55,988,858, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,171	$21,150	1,982	$18,861
Service Class	435,553	4,217,669	409,035	3,831,650
	437,724	$4,238,819	411,017	$3,850,511
Shares issued to shareholders in reinvestment of distributions
Initial Class	5,159	$49,887	14,529	$126,980
Service Class	693,679	6,756,435	2,261,839	19,904,184
	698,838	$6,806,322	2,276,368	$20,031,164
Shares reacquired
Initial Class	(10,464)	$(98,661)	(23,190)	$(208,563)
Service Class	(5,286,528)	(51,093,048)	(5,465,336)	(50,361,209)
	(5,296,992)	$(51,191,709)	(5,488,526)	$(50,569,772)
Net change
Initial Class	(3,134)	$(27,624)	(6,679)	$(62,722)
Service Class	(4,157,296)	(40,118,944)	(2,794,462)	(26,625,375)
	(4,160,430)	$(40,146,568)	(2,801,141)	$(26,688,097)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $1,267 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$22,580,401	$767,233	$2,288,803	$(655,706)	$(321,651)	$20,081,474
MFS Global Real Estate Portfolio	5,685,100	402,161	1,056,694	74,542	(290,020)	4,815,089
MFS Government Securities Portfolio	27,486,684	1,606,063	4,434,890	(1,126,184)	427,896	23,959,569
MFS Growth Series	15,505,775	1,690,421	7,315,905	3,629,058	(580,441)	12,928,908
MFS High Yield Portfolio	14,110,728	873,549	2,432,021	(330,854)	408,311	12,629,713
MFS Inflation-Adjusted Bond Portfolio	28,096,340	1,784,520	2,840,106	(786,410)	(1,173,278)	25,081,066
MFS Institutional Money Market Portfolio	4,035,577	6,349,629	4,000,314	(1)	298	6,385,189
MFS International Growth Portfolio	5,683,983	263,725	1,392,267	327,746	107,771	4,990,958
MFS International Intrinsic Value Portfolio	5,662,330	534,854	1,322,548	364,204	(243,807)	4,995,033
MFS Limited Maturity Portfolio	30,172,755	1,716,902	4,459,425	(65,560)	465,103	27,829,775
MFS Mid Cap Growth Series	11,298,978	886,483	3,329,905	709,450	172,751	9,737,757
MFS Mid Cap Value Portfolio	11,320,920	719,771	3,323,204	781,089	128,068	9,626,644
MFS New Discovery Series	2,826,661	101,622	738,661	(65,856)	267,883	2,391,649
MFS New Discovery Value Portfolio	2,816,478	254,103	785,877	52,839	43,076	2,380,619
MFS Research International Portfolio	14,199,518	756,258	2,770,394	353,971	(63,893)	12,475,460
MFS Research Series	18,367,284	1,354,897	6,212,969	1,664,027	298,164	15,471,403
MFS Total Return Bond Series	44,438,938	2,214,820	6,896,248	(1,037,936)	346,730	39,066,304
MFS Value Series	17,001,466	1,561,069	4,388,941	990,826	(547,735)	14,616,685
	$281,289,916	$23,838,080	$59,989,172	$4,879,245	$(554,774)	$249,463,295
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	110,358	—
MFS Government Securities Portfolio	880,189	—
MFS Growth Series	—	1,056,606
MFS High Yield Portfolio	821,215	—
MFS Inflation-Adjusted Bond Portfolio	916,913	—
MFS Institutional Money Market Portfolio	386,127	—
MFS International Growth Portfolio	64,477	3,950
MFS International Intrinsic Value Portfolio	76,030	223,845
MFS Limited Maturity Portfolio	1,118,110	—
MFS Mid Cap Growth Series	—	693,068
MFS Mid Cap Value Portfolio	130,719	440,786
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS New Discovery Series	$—	$—
MFS New Discovery Value Portfolio	72,404	101,728
MFS Research International Portfolio	212,550	—
MFS Research Series	101,279	973,760
MFS Total Return Bond Series	1,722,022	—
MFS Value Series	264,435	1,180,923
	$6,876,828	$4,674,666
13

MFS Conservative Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Conservative Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Conservative Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Conservative Allocation Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
15

MFS Conservative Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $2,608,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 12.77% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Conservative Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Conservative Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
18

MFS Conservative Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
19

MFS New Discovery Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.1%
Hexcel Corp.	6,862	$ 430,248
KBR, Inc.	5,529	320,295
Standard Aero, Inc. (a)	9,691	239,949
		$990,492
Airlines – 1.0%
Vontier Corp.	12,732	$ 464,336
Apparel Manufacturers – 2.7%
Canada Goose Holdings, Inc. (a)(l)	20,074	$ 201,342
PVH Corp.	3,187	337,026
Skechers USA, Inc., “A” (a)	6,155	413,862
Under Amour, Inc., “C” (a)	41,728	311,291
		$1,263,521
Automotive – 3.4%
Atmus Filtration Technologies, Inc.	11,799	$ 462,285
Dana, Inc.	28,793	332,847
LKQ Corp.	11,221	412,371
Visteon Corp. (a)	3,972	352,396
		$1,559,899
Brokerage & Asset Managers – 0.7%
P10, Inc.	24,461	$ 308,453
Business Services – 2.8%
Endava PLC, ADR (a)	6,273	$ 193,836
NCR Atleos Corp. (a)	11,639	394,795
TriNet Group, Inc.	4,260	386,680
UL Solutions, Inc.	6,410	319,731
		$1,295,042
Chemicals – 1.6%
Avient Corp.	7,109	$ 290,474
Element Solutions, Inc.	17,572	446,856
		$737,330
Computer Software – 2.9%
ACI Worldwide, Inc. (a)	8,989	$ 466,619
Dun & Bradstreet Holdings, Inc.	41,976	523,021
nCino, Inc. (a)	8,884	298,325
ServiceTitan, Inc., Class A (a)	645	66,351
		$1,354,316
Computer Software - Systems – 1.5%
Insight Enterprises, Inc. (a)	2,443	$ 371,580
Verint Systems, Inc. (a)	11,196	307,330
		$678,910
VDVFS-ANN
1

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.2%
Everus Construction Group, Inc. (a)	2,718	$ 178,708
Independence Realty Trust, Inc., REIT	22,683	450,031
Smith Douglas Homes Corp. (a)	4,562	116,970
Toll Brothers, Inc.	2,095	263,865
		$1,009,574
Consumer Products – 2.5%
MGP Ingredients, Inc.	6,071	$ 239,015
Newell Brands, Inc.	42,432	422,623
Prestige Consumer Healthcare, Inc. (a)	6,589	514,535
		$1,176,173
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	2,446	$ 400,655
Containers – 1.7%
Graphic Packaging Holding Co.	11,744	$ 318,967
Silgan Holdings, Inc.	8,612	448,255
		$767,222
Electrical Equipment – 1.2%
nVent Electric PLC	4,175	$ 284,568
TriMas Corp.	10,890	267,785
		$552,353
Electronics – 2.4%
Axcelis Technologies, Inc. (a)	1,942	$ 135,687
Cohu, Inc. (a)	7,836	209,221
Plexus Corp. (a)	2,331	364,755
TTM Technologies, Inc. (a)	15,977	395,431
		$1,105,094
Energy - Independent – 3.9%
Antero Resources Corp. (a)	14,659	$ 513,798
Matador Resources Co.	7,757	436,409
Permian Resources Corp.	26,814	385,585
Viper Energy, Inc.	9,365	459,541
		$1,795,333
Engineering - Construction – 0.5%
Centuri Holdings, Inc. (a)(l)	11,712	$ 226,159
Food & Beverages – 2.1%
Nomad Foods Ltd.	28,734	$ 482,156
Simply Good Foods Co. (a)	9,124	355,654
WK Kellogg Co.	7,194	129,420
		$967,230
Forest & Paper Products – 1.0%
International Paper Co.	8,319	$ 447,729
Gaming & Lodging – 0.7%
International Game Technology PLC	19,180	$ 338,719
2

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.4%
AXIS Capital Holdings Ltd.	4,492	$ 398,081
Hanover Insurance Group, Inc.	3,486	539,145
Kemper Corp.	2,991	198,722
Lincoln National Corp.	9,746	309,046
Selective Insurance Group, Inc.	4,013	375,296
Stewart Information Services Corp.	3,538	238,779
		$2,059,069
Leisure & Toys – 1.8%
Brunswick Corp.	4,258	$ 275,407
Hasbro, Inc.	5,434	303,815
Patrick Industries, Inc.	3,033	251,982
		$831,204
Machinery & Tools – 4.9%
Albany International Corp.	5,747	$ 459,587
ESAB Corp.	2,702	324,078
Flowserve Corp.	7,242	416,560
Hayward Holdings, Inc. (a)	27,257	416,759
Regal Rexnord Corp.	2,138	331,668
Timken Co.	4,629	330,372
		$2,279,024
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	3,168	$ 292,565
ICON PLC (a)	984	206,355
Option Care Health, Inc. (a)	15,143	351,317
		$850,237
Medical Equipment – 1.9%
Concentra Group Holdings, Inc.	17,777	$ 351,629
Envista Holdings Corp. (a)	18,197	351,020
Maravai Lifesciences Holdings, Inc., “A” (a)	28,395	154,753
		$857,402
Metals & Mining – 0.6%
United States Steel Corp.	7,769	$ 264,068
Natural Gas - Distribution – 2.8%
MDU Resources Group, Inc.	10,871	$ 195,896
New Jersey Resources Corp.	7,928	369,841
ONE Gas, Inc.	5,469	378,728
UGI Corp.	12,383	349,572
		$1,294,037
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	27,064	$ 497,436
Oil Services – 1.6%
Expro Group Holdings N.V. (a)	19,076	$ 237,877
Helmerich & Payne	5,647	180,817
TechnipFMC PLC	11,769	340,595
		$759,289
3

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 22.4%
Air Lease Corp.	11,465	$ 552,728
Banc of California, Inc.	23,249	359,430
Cathay General Bancorp, Inc.	10,436	496,858
Columbia Banking System, Inc.	21,599	583,389
CVB Financial Corp.	15,327	328,151
East West Bancorp, Inc.	5,120	490,291
Eastern Bankshares, Inc.	24,292	419,037
Element Fleet Management Corp.	22,322	451,269
First Hawaiian, Inc.	21,013	545,287
First Interstate BancSystem, Inc.	16,987	551,568
Glacier Bancorp, Inc.	10,219	513,198
Herc Holdings, Inc.	2,048	387,748
Pacific Premier Bancorp, Inc.	25,322	631,024
Popular, Inc.	5,592	525,984
Prosperity Bancshares, Inc.	8,595	647,633
Sandy Spring Bancorp, Inc.	9,904	333,864
SLM Corp.	21,639	596,804
Texas Capital Bancshares, Inc. (a)	5,749	449,572
UMB Financial Corp.	4,897	552,675
United Community Bank, Inc.	15,010	484,973
Wintrust Financial Corp.	3,527	439,852
		$10,341,335
Pharmaceuticals – 0.4%
Organon & Co.	11,738	$ 175,131
Real Estate – 6.1%
Brixmor Property Group, Inc., REIT	13,914	$ 387,366
Broadstone Net Lease, Inc., REIT	20,096	318,723
Cushman & Wakefield PLC (a)	21,394	279,833
Essential Properties Realty Trust, REIT	15,741	492,378
PennyMac Financial Services, Inc.	3,327	339,820
Phillips Edison & Co., REIT	11,489	430,378
Two Harbors Investment Corp., REIT	22,148	262,011
Urban Edge Properties, REIT	13,727	295,130
		$2,805,639
Real Estate - Office – 1.4%
Cousins Properties, Inc., REIT	12,592	$ 385,819
Douglas Emmett, Inc., REIT	13,720	254,643
		$640,462
Real Estate - Storage – 2.3%
LXP Industrial Trust, REIT	32,485	$ 263,778
National Storage Affiliates Trust, REIT	11,472	434,904
STAG Industrial, Inc., REIT	10,589	358,120
		$1,056,802
Specialty Chemicals – 2.8%
Ashland, Inc.	6,066	$ 433,476
Axalta Coating Systems Ltd. (a)	8,491	290,562
Chemours Co.	16,572	280,067
Quaker Chemical Corp.	2,152	302,916
		$1,307,021
4

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.4%
Zumiez, Inc. (a)	9,937	$ 190,492
Trucking – 0.5%
RXO, Inc. (a)	10,694	$ 254,945
Utilities - Electric Power – 3.2%
Black Hills Corp.	6,234	$ 364,814
NorthWestern Corp.	9,545	510,276
Portland General Electric Co.	13,914	606,928
		$1,482,018
Total Common Stocks (Identified Cost, $35,438,660)		$45,384,151
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $649,072)	649,002	$ 649,132
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j) (Identified Cost, $375,625)	375,625	$ 375,625
Other Assets, Less Liabilities – (0.4)%		(175,827)
Net Assets – 100.0%		$46,233,081
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $649,132 and $45,759,776, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Value Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value, including $367,397 of securities on loan (identified cost, $35,814,285)	$45,759,776
Investments in affiliated issuers, at value (identified cost, $649,072)	649,132
Foreign currency, at value (identified cost, $11)	11
Receivables for
Investments sold	286,862
Fund shares sold	118,562
Interest and dividends	75,628
Receivable from investment adviser	12,528
Other assets	516
Total assets	$46,903,015
Liabilities
Payables for
Investments purchased	$241,649
Fund shares reacquired	7,908
Collateral for securities loaned, at value	375,625
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	3
Distribution and/or service fees	225
Payable for independent Trustees' compensation	4
Accrued expenses and other liabilities	44,424
Total liabilities	$669,934
Net assets	$46,233,081
Net assets consist of
Paid-in capital	$32,596,744
Total distributable earnings (loss)	13,636,337
Net assets	$46,233,081
Shares of beneficial interest outstanding	5,687,967
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,729,030	3,633,584	$8.18
Service Class	16,504,051	2,054,383	8.03
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,098,980
Dividends from affiliated issuers	48,563
Income on securities loaned	8,675
Other	3,438
Foreign taxes withheld	(15,425)
Total investment income	$1,144,231
Expenses
Management fee	$446,977
Distribution and/or service fees	38,763
Shareholder servicing costs	780
Administrative services fee	17,578
Independent Trustees' compensation	2,945
Custodian fee	4,890
Shareholder communications	4,313
Audit and tax fees	73,644
Legal fees	282
Miscellaneous	26,540
Total expenses	$616,712
Reduction of expenses by investment adviser	(140,244)
Net expenses	$476,468
Net investment income (loss)	$667,763
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,271,861
Affiliated issuers	(64)
Foreign currency	(965)
Net realized gain (loss)	$5,270,832
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,080,023)
Affiliated issuers	50
Translation of assets and liabilities in foreign currencies	(98)
Net unrealized gain (loss)	$(1,080,071)
Net realized and unrealized gain (loss)	$4,190,761
Change in net assets from operations	$4,858,524
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$667,763	$551,402
Net realized gain (loss)	5,270,832	2,758,845
Net unrealized gain (loss)	(1,080,071)	2,050,415
Change in net assets from operations	$4,858,524	$5,360,662
Total distributions to shareholders	$(3,403,935)	$(4,491,553)
Change in net assets from fund share transactions	$(4,528,279)	$2,601,986
Total change in net assets	$(3,073,690)	$3,471,095
Net assets
At beginning of period	49,306,771	45,835,676
At end of period	$46,233,081	$49,306,771
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.99	$7.93	$11.40	$8.77	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.08	$0.06	$0.07
Net realized and unrealized gain (loss)	0.63	0.73	(1.27)	2.91	0.14
Total from investment operations	$0.75	$0.83	$(1.19)	$2.97	$0.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.09)	$(0.07)	$(0.09)	$(0.08)
From net realized gain	(0.45)	(0.68)	(2.21)	(0.25)	(0.69)
Total distributions declared to shareholders	$(0.56)	$(0.77)	$(2.28)	$(0.34)	$(0.77)
Net asset value, end of period (x)	$8.18	$7.99	$7.93	$11.40	$8.77
Total return (%) (k)(r)(s)(x)	9.52	11.46	(10.96)	34.05	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.13	1.15	1.12	1.14
Expenses after expense reductions	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.42	1.26	0.87	0.58	0.90
Portfolio turnover rate	44	51	32	51	84
Net assets at end of period (000 omitted)	$29,729	$34,830	$32,665	$40,980	$44,834
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.86	$7.81	$11.27	$8.67	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$0.06	$0.04	$0.05
Net realized and unrealized gain (loss)	0.62	0.72	(1.27)	2.88	0.12
Total from investment operations	$0.71	$0.80	$(1.21)	$2.92	$0.17
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.07)	$(0.04)	$(0.07)	$(0.06)
From net realized gain	(0.45)	(0.68)	(2.21)	(0.25)	(0.69)
Total distributions declared to shareholders	$(0.54)	$(0.75)	$(2.25)	$(0.32)	$(0.75)
Net asset value, end of period (x)	$8.03	$7.86	$7.81	$11.27	$8.67
Total return (%) (k)(r)(s)(x)	9.18	11.22	(11.23)	33.87	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.38	1.40	1.37	1.39
Expenses after expense reductions	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.18	1.01	0.63	0.36	0.66
Portfolio turnover rate	44	51	32	51	84
Net assets at end of period (000 omitted)	$16,504	$14,476	$13,171	$14,227	$10,215

See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
11

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$45,384,151	$—	$—	$45,384,151
Investment Companies	1,024,757	—	—	1,024,757
Total	$46,408,908	$—	$—	$46,408,908
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $367,397.  The fair value of the fund's investment securities on loan and a related liability of $375,625 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon
12

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$1,395,450	$706,316
Long-term capital gains	2,008,485	3,785,237
Total distributions	$3,403,935	$4,491,553
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$38,425,561
Gross appreciation	10,110,892
Gross depreciation	(2,127,545)
Net unrealized appreciation (depreciation)	$7,983,347
Undistributed ordinary income	1,753,001
Undistributed long-term capital gain	3,900,103
Other temporary differences	(114)
Total distributable earnings (loss)	$13,636,337
13

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$2,390,523	$3,190,049
Service Class	1,013,412	1,301,504
Total	$3,403,935	$4,491,553
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $6,569, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $133,675, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $413, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $367.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0354% of the fund's average daily net assets.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $60,880.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $3,423, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $21,627,058 and $28,806,699, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	576,693	$4,768,543	802,480	$6,288,360
Service Class	468,563	3,778,472	387,873	3,005,340
	1,045,256	$8,547,015	1,190,353	$9,293,700
Shares issued to shareholders in reinvestment of distributions
Initial Class	301,834	$2,390,523	437,592	$3,190,049
Service Class	130,258	1,013,412	181,268	1,301,504
	432,092	$3,403,935	618,860	$4,491,553
Shares reacquired
Initial Class	(1,602,222)	$(13,386,931)	(999,577)	$(7,986,293)
Service Class	(385,957)	(3,092,298)	(413,034)	(3,196,974)
	(1,988,179)	$(16,479,229)	(1,412,611)	$(11,183,267)
Net change
Initial Class	(723,695)	$(6,227,865)	240,495	$1,492,116
Service Class	212,864	1,699,586	156,107	1,109,870
	(510,831)	$(4,528,279)	396,602	$2,601,986
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 28%, 13%, and 5%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $246 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$808,963	$14,208,942	$14,368,759	$(64)	$50	$649,132
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,563	$—
16

MFS New Discovery Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS New Discovery Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Value Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS New Discovery Value Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
18

MFS New Discovery Value Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $2,210,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 50.97% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS New Discovery Value Portfolio
Board Review of Investment Advisory Agreement
MFS New Discovery Value Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS New Discovery Value Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $250 million.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
22

MFS Growth Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Allocation Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.8%
Bond Funds – 19.6%
MFS Global Governments Portfolio - Initial Class (a)	1,437,247	$ 12,087,244
MFS High Yield Portfolio - Initial Class	3,040,402	15,262,818
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,956,531	15,084,858
MFS Limited Maturity Portfolio - Initial Class	303,198	3,062,300
MFS Total Return Bond Series - Initial Class	1,189,671	13,681,213
		$59,178,433
International Stock Funds – 21.0%
MFS Emerging Markets Equity Portfolio - Initial Class	223,717	$ 3,038,077
MFS International Growth Portfolio - Initial Class	955,430	15,086,250
MFS International Intrinsic Value Portfolio - Initial Class	506,534	15,089,657
MFS Research International Portfolio - Initial Class	1,758,227	30,118,423
		$63,332,407
Non-Traditional Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,197,503	$ 14,932,859
U.S. Stock Funds – 52.2%
MFS Growth Series - Initial Class	420,541	$ 30,829,895
MFS Mid Cap Growth Series - Initial Class	2,913,286	26,802,230
MFS Mid Cap Value Portfolio - Initial Class	2,536,581	26,862,390
MFS New Discovery Series - Initial Class (a)	430,552	5,945,924
MFS New Discovery Value Portfolio - Initial Class	728,036	5,955,333
MFS Research Series - Initial Class	780,167	27,766,129
MFS Value Series - Initial Class	1,523,848	32,960,843
		$157,122,744
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.49% (v)	5,930,918	$ 5,932,104
Total Mutual Funds (Identified Cost, $232,051,795)		$300,498,547
Other Assets, Less Liabilities – 0.2%		629,268
Net Assets – 100.0%		$301,127,815
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $300,498,547.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VGAFS-ANN
1

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in affiliated issuers, at value (identified cost, $232,051,795)	$300,498,547
Receivables for
Investments sold	281,202
Fund shares sold	1,311,442
Other assets	1,474
Total assets	$302,092,665
Liabilities
Payables for
Investments purchased	$806,543
Fund shares reacquired	113,387
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	7
Distribution and/or service fees	4,074
Payable for independent Trustees' compensation	90
Accrued expenses and other liabilities	40,654
Total liabilities	$964,850
Net assets	$301,127,815
Net assets consist of
Paid-in capital	$218,408,551
Total distributable earnings (loss)	82,719,264
Net assets	$301,127,815
Shares of beneficial interest outstanding	29,631,078
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,296,931	325,668	$10.12
Service Class	297,830,884	29,305,410	10.16
See Notes to Financial Statements
2

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$4,863,083
Other	51
Total investment income	$4,863,134
Expenses
Distribution and/or service fees	$734,925
Shareholder servicing costs	1,093
Administrative services fee	17,500
Independent Trustees' compensation	7,163
Custodian fee	3,428
Shareholder communications	9,938
Audit and tax fees	53,014
Legal fees	932
Miscellaneous	28,548
Total expenses	$856,541
Net investment income (loss)	$4,006,593
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,801,125
Capital gain distributions from affiliated issuers	10,068,825
Net realized gain (loss)	$14,869,950
Change in unrealized appreciation or depreciation
Affiliated issuers	$9,357,943
Net realized and unrealized gain (loss)	$24,227,893
Change in net assets from operations	$28,234,486
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$4,006,593	$2,774,458
Net realized gain (loss)	14,869,950	7,244,895
Net unrealized gain (loss)	9,357,943	27,758,166
Change in net assets from operations	$28,234,486	$37,777,519
Total distributions to shareholders	$(11,592,304)	$(29,198,608)
Change in net assets from fund share transactions	$299,800	$14,647,529
Total change in net assets	$16,941,982	$23,226,440
Net assets
At beginning of period	284,185,833	260,959,393
At end of period	$301,127,815	$284,185,833
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.56	$9.35	$13.27	$12.38	$11.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.13	$0.26	$0.17	$0.23
Net realized and unrealized gain (loss)	0.83	1.21	(2.64)	1.75	1.53
Total from investment operations	$0.99	$1.34	$(2.38)	$1.92	$1.76
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.19)	$(0.23)	$(0.25)
From net realized gain	(0.31)	(0.87)	(1.35)	(0.80)	(1.06)
Total distributions declared to shareholders	$(0.43)	$(1.13)	$(1.54)	$(1.03)	$(1.31)
Net asset value, end of period (x)	$10.12	$9.56	$9.35	$13.27	$12.38
Total return (%) (k)(s)(x)	10.34	15.29	(18.27)	15.76	15.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04	0.03	0.04	0.03	0.04
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.54	1.32	2.37	1.31	2.02
Portfolio turnover rate	12	9	2	2	6
Net assets at end of period (000 omitted)	$3,297	$3,311	$2,817	$4,564	$4,602
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.60	$9.38	$13.30	$12.40	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.10	$0.23	$0.14	$0.18
Net realized and unrealized gain (loss)	0.83	1.22	(2.64)	1.76	1.55
Total from investment operations	$0.97	$1.32	$(2.41)	$1.90	$1.73
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.23)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	(0.31)	(0.87)	(1.35)	(0.80)	(1.06)
Total distributions declared to shareholders	$(0.41)	$(1.10)	$(1.51)	$(1.00)	$(1.28)
Net asset value, end of period (x)	$10.16	$9.60	$9.38	$13.30	$12.40
Total return (%) (k)(s)(x)	10.05	15.03	(18.50)	15.54	15.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29	0.28	0.29	0.28	0.29
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.34	1.04	2.10	1.09	1.57
Portfolio turnover rate	12	9	2	2	6
Net assets at end of period (000 omitted)	$297,831	$280,875	$258,142	$352,021	$354,270

See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
7

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$300,498,547	$—	$—	$300,498,547
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$3,145,873	$6,082,129
Long-term capital gains	8,446,431	23,116,479
Total distributions	$11,592,304	$29,198,608
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$237,385,348
Gross appreciation	70,956,056
Gross depreciation	(7,842,857)
Net unrealized appreciation (depreciation)	$63,113,199
Undistributed ordinary income	5,483,610
Undistributed long-term capital gain	14,122,455
Total distributable earnings (loss)	$82,719,264
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$134,551	$352,685
Service Class	11,457,753	28,845,923
Total	$11,592,304	$29,198,608
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or
10

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $918, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $175.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0059% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $35,147,809 and $50,013,631, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,345	$33,260	29,996	$292,939
Service Class	3,416,984	34,762,312	2,359,241	21,961,796
	3,420,329	$34,795,572	2,389,237	$22,254,735
Shares issued to shareholders in reinvestment of distributions
Initial Class	13,322	$134,551	39,851	$352,685
Service Class	1,128,843	11,457,753	3,244,761	28,845,923
	1,142,165	$11,592,304	3,284,612	$29,198,608
Shares reacquired
Initial Class	(37,290)	$(378,714)	(24,918)	$(238,481)
Service Class	(4,500,718)	(45,709,362)	(3,865,500)	(36,567,333)
	(4,538,008)	$(46,088,076)	(3,890,418)	$(36,805,814)
Net change
Initial Class	(20,623)	$(210,903)	44,929	$407,143
Service Class	45,109	510,703	1,738,502	14,240,386
	24,486	$299,800	1,783,431	$14,647,529
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
11

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $1,451 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$2,862,264	$567,757	$659,222	$(7,787)	$275,065	$3,038,077
MFS Global Governments Portfolio	11,352,546	2,308,461	1,035,554	(295,710)	(242,499)	12,087,244
MFS Global Real Estate Portfolio	14,188,750	3,633,297	2,249,221	57,707	(697,674)	14,932,859
MFS Growth Series	29,850,970	6,169,737	11,418,350	3,484,153	2,743,385	30,829,895
MFS High Yield Portfolio	14,219,556	2,809,171	1,829,512	(360,024)	423,627	15,262,818
MFS Inflation-Adjusted Bond Portfolio	14,112,420	3,225,964	1,146,533	(322,568)	(784,425)	15,084,858
MFS Institutional Money Market Portfolio	3,358,555	19,574,482	17,001,322	(381)	770	5,932,104
MFS International Growth Portfolio	14,273,184	1,836,100	2,118,622	144,816	950,772	15,086,250
MFS International Intrinsic Value Portfolio	14,232,591	2,764,206	2,112,060	127,393	77,527	15,089,657
MFS Limited Maturity Portfolio	2,842,636	576,125	395,537	(6,949)	46,025	3,062,300
MFS Mid Cap Growth Series	25,557,520	4,190,073	4,984,483	368,453	1,670,667	26,802,230
MFS Mid Cap Value Portfolio	25,546,501	3,725,234	4,487,809	411,207	1,667,257	26,862,390
MFS New Discovery Series	5,637,976	1,047,339	1,160,637	(61,494)	482,740	5,945,924
MFS New Discovery Value Portfolio	5,631,032	1,333,692	1,202,890	61,297	132,202	5,955,333
MFS Research International Portfolio	28,540,206	4,171,621	2,995,847	126,259	276,184	30,118,423
MFS Research Series	26,992,233	3,396,937	5,648,864	1,181,267	1,844,556	27,766,129
MFS Total Return Bond Series	13,495,657	2,662,521	2,240,258	(355,233)	118,526	13,681,213
MFS Value Series	31,337,573	5,329,545	4,328,232	248,719	373,238	32,960,843
	$284,032,170	$69,322,262	$67,014,953	$4,801,125	$9,357,943	$300,498,547
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$70,894	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	307,938	—
MFS Growth Series	—	2,328,689
MFS High Yield Portfolio	922,886	—
MFS Inflation-Adjusted Bond Portfolio	505,478	—
MFS Institutional Money Market Portfolio	331,935	—
MFS International Growth Portfolio	180,734	11,073
MFS International Intrinsic Value Portfolio	213,644	629,001
MFS Limited Maturity Portfolio	113,563	—
MFS Mid Cap Growth Series	—	1,738,122
12

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Mid Cap Value Portfolio	$328,765	$1,108,597
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	163,351	229,508
MFS Research International Portfolio	477,050	—
MFS Research Series	167,207	1,607,642
MFS Total Return Bond Series	538,598	—
MFS Value Series	541,040	2,416,193
	$4,863,083	$10,068,825
13

MFS Growth Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Growth Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Growth Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Growth Allocation Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
15

MFS Growth Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $9,292,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 38.26% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Growth Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Growth Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
18

MFS Growth Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
19

MFS Inflation-Adjusted Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.2%
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.006%, 11/15/2054 (i)		$2,070,712	$ 86,641
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		52,391	52,445
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.398% (SOFR - 1mo. + 0.6%), 2/18/2028		485,664	486,132
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.213%, 7/15/2054 (i)		1,964,358	111,640
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.588%, 2/15/2054 (i)		1,305,261	94,970
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.259%, 2/15/2054 (i)		4,234,097	221,424
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.138%, 3/15/2054 (i)		2,506,143	115,764
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.251%, 7/15/2054 (i)		3,258,226	180,675
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.261%, 8/15/2054 (i)		3,894,471	224,271
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)		181,514	181,288
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.287%, 2/15/2054 (i)		3,219,897	192,263
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.033%, 6/15/2064 (i)		1,287,199	61,609
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		58,463	58,649
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)		187,000	187,063
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.282%, 5/15/2054 (i)		1,641,611	88,764
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)		1,932,368	91,552
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		106,605	106,776
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.496%, 8/15/2054 (i)		1,422,102	99,515
			$2,641,441
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 286,657
Emerging Market Sovereign – 0.6%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	900,000	$ 943,107
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$ 80,188
International Market Sovereign – 47.1%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040	AUD	1,490,926	$ 797,663
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	1,562,279	1,621,993
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2033		551,942	553,117
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	8,029,580	6,588,451
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		981,875	801,716
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,259,856	827,187
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	421,598,600	2,726,344
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		236,153,850	1,583,414
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,147,109	628,845
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	4,607,913	4,810,202
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,678,473	2,680,995
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,020,042	2,247,894
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	16,013,603	1,391,690
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)	EUR	2,517,672	2,468,098
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		491,271	382,477
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		331,204	242,751
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		7,913,791	8,121,556
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		3,198,656	3,539,296
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		2,941,417	3,270,201
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,010,517	674,585
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,846,397	2,266,799
VIAFS-ANN
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031	GBP	2,255,587	$ 2,716,571
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,635,355	3,551,835
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,042,695	3,728,677
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,812,824	4,183,507
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,096,380	2,216,084
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		481,892	443,659
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,523,178	1,341,646
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,055,397	2,074,364
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		366,172	332,862
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,243,682	1,841,063
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		455,350	490,701
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,167,682	1,581,825
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,199,480	929,834
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		570,080	379,871
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,259,584	818,988
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		215,426	148,026
			$75,004,787
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$ 487,510
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	141,552
			$629,062
Mortgage-Backed – 0.9%
Freddie Mac, 0.443%, 5/25/2029 (i)		$2,665,153	$ 49,298
Freddie Mac, 0.816%, 7/25/2029 (i)		1,264,362	43,288
Freddie Mac, 1.798%, 4/25/2030 (i)		564,669	45,799
Freddie Mac, 1.666%, 5/25/2030 (i)		1,221,668	94,694
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	37,138
Freddie Mac, 0.324%, 1/25/2031 (i)		4,853,513	73,480
Freddie Mac, 0.78%, 1/25/2031 (i)		1,882,263	76,720
Freddie Mac, 0.936%, 1/25/2031 (i)		1,425,035	68,522
Freddie Mac, 0.513%, 3/25/2031 (i)		5,897,088	148,459
Freddie Mac, 1.215%, 5/25/2031 (i)		709,327	45,935
Freddie Mac, 0.938%, 7/25/2031 (i)		1,133,380	59,889
Freddie Mac, 0.536%, 9/25/2031 (i)		4,635,695	142,668
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	67,042
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	145,446
Freddie Mac, 0.497%, 12/25/2031 (i)		6,916,623	198,918
Freddie Mac, 0.567%, 12/25/2031 (i)		1,130,491	36,461
Freddie Mac, 0.265%, 5/25/2033 (i)		3,200,000	69,632
Freddie Mac, 0.905%, 9/25/2034 (i)		789,814	56,143
			$1,459,532
U.S. Treasury Inflation Protected Securities – 45.2%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$16,360,510	$ 15,862,889
U.S. Treasury Bonds, 1.75%, 1/15/2034		1,489,005	1,427,477
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,650,297	1,591,813
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,674,171	8,174,026
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,054,952	2,936,430
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,246,568	2,300,901
U.S. Treasury Bonds, 2.125%, 2/15/2054		1,482,112	1,371,664
U.S. Treasury Notes, 0.5%, 1/15/2028		755,023	721,756
U.S. Treasury Notes, 0.875%, 1/15/2029		9,775,938	9,333,437
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		25,058,379	22,238,325
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 1/15/2032	$6,934,866	$ 6,010,910
		$71,969,628
Total Bonds (Identified Cost, $172,868,201)		$153,014,402
Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $5,637,345)	5,636,532	$ 5,637,659
Other Assets, Less Liabilities – 0.3%		497,894
Net Assets – 100.0%		$159,149,955
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,637,659 and $153,014,402, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,900,544, representing 5.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 12/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,607,814	AUD	2,460,864	JPMorgan Chase Bank N.A.	1/17/2025	$84,639
USD	797,749	AUD	1,213,061	Merrill Lynch International	1/17/2025	46,913
USD	6,950,037	CAD	9,447,352	State Street Corp.	1/17/2025	374,194
USD	844,451	CHF	717,708	HSBC Bank	1/17/2025	52,652
USD	815,442	CHF	693,001	JPMorgan Chase Bank N.A.	1/17/2025	50,901
3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	407,955	CHF	358,105	Morgan Stanley Capital Services LLC	1/17/2025	$12,881
USD	405,224	EUR	382,251	Goldman Sachs International	1/17/2025	9,048
USD	3,797,852	EUR	3,580,105	HSBC Bank	1/17/2025	87,329
USD	1,486,378	EUR	1,359,195	JPMorgan Chase Bank N.A.	1/17/2025	77,669
USD	790,607	EUR	758,004	NatWest Markets PLC	1/17/2025	4,990
USD	1,286,759	EUR	1,169,699	State Street Corp.	1/17/2025	74,451
USD	371,340	EUR	357,890	UBS AG	1/17/2025	413
USD	1,351,732	GBP	1,052,127	Deutsche Bank AG	1/17/2025	34,735
USD	535,839	GBP	412,182	HSBC Bank	1/17/2025	19,891
USD	79,989	GBP	62,061	Morgan Stanley Capital Services LLC	1/17/2025	2,304
USD	94,857	GBP	75,072	State Street Corp.	1/17/2025	885
USD	819,210	JPY	123,754,876	JPMorgan Chase Bank N.A.	1/17/2025	31,754
USD	866,069	JPY	131,105,506	Merrill Lynch International	1/17/2025	31,841
USD	401,438	NZD	674,428	JPMorgan Chase Bank N.A.	1/17/2025	24,074
USD	803,642	NZD	1,380,983	Merrill Lynch International	1/17/2025	30,937
USD	20,979	NZD	34,222	State Street Corp.	1/17/2025	1,831
USD	400,271	SEK	4,329,684	Merrill Lynch International	1/17/2025	8,649
USD	1,475,045	SEK	15,695,004	UBS AG	1/17/2025	55,423
						$1,118,404
Liability Derivatives
AUD	1,258,160	USD	804,575	HSBC Bank	1/17/2025	$(25,825)
AUD	1,916,104	USD	1,291,462	State Street Corp.	1/17/2025	(105,471)
AUD	1,403,240	USD	954,485	UBS AG	1/17/2025	(85,937)
CAD	1,122,418	USD	811,923	Citibank N.A.	1/17/2025	(30,662)
CAD	89,859	USD	64,845	Merrill Lynch International	1/17/2025	(2,298)
CHF	718,539	USD	819,868	Goldman Sachs International	1/17/2025	(27,152)
CHF	350,329	USD	409,114	State Street Corp.	1/17/2025	(22,620)
CHF	719,532	USD	816,897	UBS AG	1/17/2025	(23,084)
DKK	230,672	USD	32,613	Deutsche Bank AG	1/17/2025	(549)
DKK	1,853,216	USD	273,558	State Street Corp.	1/17/2025	(15,955)
EUR	1,159,465	USD	1,219,902	Goldman Sachs International	1/17/2025	(18,199)
EUR	2,171,583	USD	2,297,983	HSBC Bank	1/17/2025	(47,294)
EUR	401,077	USD	438,262	JPMorgan Chase Bank N.A.	1/17/2025	(22,574)
EUR	371,367	USD	405,502	Merrill Lynch International	1/17/2025	(20,606)
EUR	535,498	USD	583,526	State Street Corp.	1/17/2025	(28,521)
EUR	932,056	USD	981,164	UBS AG	1/17/2025	(15,155)
GBP	434,243	USD	543,993	Deutsche Bank AG	1/17/2025	(430)
GBP	444,919	USD	567,771	HSBC Bank	1/17/2025	(10,844)
GBP	99,656	USD	129,204	Morgan Stanley Capital Services LLC	1/17/2025	(4,459)
GBP	4,285,799	USD	5,581,708	State Street Corp.	1/17/2025	(216,966)
JPY	12,564,658	USD	82,002	HSBC Bank	1/17/2025	(2,052)
JPY	84,885,415	USD	580,861	JPMorgan Chase Bank N.A.	1/17/2025	(40,733)
NOK	4,442,442	USD	405,525	Deutsche Bank AG	1/17/2025	(15,281)
NOK	8,797,741	USD	817,011	State Street Corp.	1/17/2025	(44,178)
NZD	675,889	USD	405,852	HSBC Bank	1/17/2025	(27,670)
NZD	1,387,471	USD	809,746	State Street Corp.	1/17/2025	(33,411)
SEK	1,916,709	USD	185,645	State Street Corp.	1/17/2025	(12,278)
USD	654,744	GBP	523,114	NatWest Markets PLC	1/17/2025	(64)
						$(900,268)

4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	21	$1,654,784	March – 2025	$15,134
Euro-Bund 10 yr	Short	EUR	5	691,119	March – 2025	17,858
Euro-Buxl 30 yr	Short	EUR	6	824,619	March – 2025	54,058
Euro-Oat 10 yr	Short	EUR	4	511,295	March – 2025	10,591
U.S. Treasury Note 2 yr	Long	USD	39	8,018,766	March – 2025	2,162
U.S. Treasury Ultra Bond 30 yr	Short	USD	6	713,438	March – 2025	23,274
						$123,077
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,303,016	March – 2025	$(28,439)
Euro-Bobl 5 yr	Long	EUR	64	7,813,456	March – 2025	(91,622)
Euro-Schatz 2 yr	Long	EUR	71	7,868,247	March – 2025	(26,259)
Long Gilt 10 yr	Long	GBP	5	578,441	March – 2025	(12,911)
						$(159,231)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	USA-CPI-U / At Maturity	2.6365% / At Maturity	$(8,347)	$—	$(8,347)
11/05/29	USD	5,300,000	centrally cleared	USA-CPI-U / Annually	2.531% / Annually	(16,404)	—	(16,404)
						$(24,751)	$—	$(24,751)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	$13,439	$—	$13,439
At December 31, 2024, the fund had liquid securities with an aggregate value of $515,240 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
5

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $172,868,201)	$153,014,402
Investments in affiliated issuers, at value (identified cost, $5,637,345)	5,637,659
Foreign currency, at value (identified cost, $5)	5
Receivables for
Net daily variation margin on open cleared swap agreements	6,038
Forward foreign currency exchange contracts	1,118,404
Net daily variation margin on open futures contracts	2,464
Fund shares sold	19,683
Interest and dividends	426,808
Uncleared swaps, at value	13,439
Other assets	976
Total assets	$160,239,878
Liabilities
Payable to custodian	$7,701
Payables for
Forward foreign currency exchange contracts	900,268
Fund shares reacquired	114,983
Payable to affiliates
Investment adviser	4,231
Administrative services fee	182
Shareholder servicing costs	3
Distribution and/or service fees	1,002
Payable for independent Trustees' compensation	19
Payable for audit and tax fees	29,492
Accrued expenses and other liabilities	32,042
Total liabilities	$1,089,923
Net assets	$159,149,955
Net assets consist of
Paid-in capital	$198,747,621
Total distributable earnings (loss)	(39,597,666)
Net assets	$159,149,955
Shares of beneficial interest outstanding	20,749,041
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$85,863,846	11,129,557	$7.71
Service Class	73,286,109	9,619,484	7.62
See Notes to Financial Statements
6

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Interest	$6,447,742
Dividends from affiliated issuers	176,442
Other	206
Total investment income	$6,624,390
Expenses
Management fee	$836,143
Distribution and/or service fees	195,236
Shareholder servicing costs	643
Administrative services fee	34,218
Independent Trustees' compensation	4,650
Custodian fee	22,353
Shareholder communications	14,361
Audit and tax fees	61,325
Legal fees	1,455
Miscellaneous	38,257
Total expenses	$1,208,641
Reduction of expenses by investment adviser	(22,107)
Net expenses	$1,186,534
Net investment income (loss)	$5,437,856
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,453,857)
Affiliated issuers	98
Futures contracts	(52,509)
Swap agreements	(1,518)
Forward foreign currency exchange contracts	(573,574)
Foreign currency	12,631
Net realized gain (loss)	$(4,068,729)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,247,698)
Affiliated issuers	124
Futures contracts	(155,777)
Swap agreements	(11,312)
Forward foreign currency exchange contracts	449,530
Translation of assets and liabilities in foreign currencies	(12,247)
Net unrealized gain (loss)	$(7,977,380)
Net realized and unrealized gain (loss)	$(12,046,109)
Change in net assets from operations	$(6,608,253)
See Notes to Financial Statements
7

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$5,437,856	$7,186,762
Net realized gain (loss)	(4,068,729)	(13,134,690)
Net unrealized gain (loss)	(7,977,380)	10,588,641
Change in net assets from operations	$(6,608,253)	$4,640,713
Total distributions to shareholders	$(5,600,575)	$(5,200,231)
Change in net assets from fund share transactions	$(4,533,707)	$(9,083,344)
Total change in net assets	$(16,742,535)	$(9,642,862)
Net assets
At beginning of period	175,892,490	185,535,352
At end of period	$159,149,955	$175,892,490
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.31	$8.34	$11.93	$12.06	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.34	$0.63	$0.34	$0.05
Net realized and unrealized gain (loss)	(0.58)	(0.12)	(3.15)	(0.14)	1.40
Total from investment operations	$(0.31)	$0.22	$(2.52)	$0.20	$1.45
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.25)	$(0.45)	$(0.13)	$(0.05)
From net realized gain	—	—	(0.62)	(0.20)	(0.15)
Total distributions declared to shareholders	$(0.29)	$(0.25)	$(1.07)	$(0.33)	$(0.20)
Net asset value, end of period (x)	$7.71	$8.31	$8.34	$11.93	$12.06
Total return (%) (k)(r)(s)(x)	(3.94)	2.86	(21.65)	1.63	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61	0.58	0.58	0.57	0.58
Expenses after expense reductions	0.59	0.56	0.57	0.56	0.57
Net investment income (loss)	3.36	4.16	6.42	2.88	0.45
Portfolio turnover rate	43	98	126	96	46
Net assets at end of period (000 omitted)	$85,864	$92,313	$94,432	$126,161	$132,577
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.21	$8.24	$11.78	$11.92	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.32	$0.60	$0.31	$0.02
Net realized and unrealized gain (loss)	(0.57)	(0.12)	(3.10)	(0.15)	1.38
Total from investment operations	$(0.32)	$0.20	$(2.50)	$0.16	$1.40
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.23)	$(0.42)	$(0.10)	$(0.02)
From net realized gain	—	—	(0.62)	(0.20)	(0.15)
Total distributions declared to shareholders	$(0.27)	$(0.23)	$(1.04)	$(0.30)	$(0.17)
Net asset value, end of period (x)	$7.62	$8.21	$8.24	$11.78	$11.92
Total return (%) (k)(r)(s)(x)	(4.13)	2.58	(21.76)	1.32	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86	0.83	0.83	0.82	0.83
Expenses after expense reductions	0.84	0.81	0.82	0.81	0.82
Net investment income (loss)	3.12	3.91	6.17	2.64	0.19
Portfolio turnover rate	43	98	126	96	46
Net assets at end of period (000 omitted)	$73,286	$83,580	$91,104	$122,740	$126,471

See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at
11

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$71,969,628	$—	$71,969,628
Non - U.S. Sovereign Debt	—	75,947,894	—	75,947,894
U.S. Corporate Bonds	—	995,907	—	995,907
Residential Mortgage-Backed Securities	—	1,459,532	—	1,459,532
Commercial Mortgage-Backed Securities	—	1,569,088	—	1,569,088
Asset-Backed Securities (including CDOs)	—	1,072,353	—	1,072,353
Investment Companies	5,637,659	—	—	5,637,659
Total	$5,637,659	$153,014,402	$—	$158,652,061
Other Financial Instruments
Futures Contracts – Assets	$123,077	$—	$—	$123,077
Futures Contracts – Liabilities	(159,231)	—	—	(159,231)
Forward Foreign Currency Exchange Contracts – Assets	—	1,118,404	—	1,118,404
Forward Foreign Currency Exchange Contracts – Liabilities	—	(900,268)	—	(900,268)
Swap Agreements – Assets	—	13,439	—	13,439
Swap Agreements – Liabilities	—	(24,751)	—	(24,751)
For further information regarding security characteristics, see the Portfolio of Investments.
12

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$123,077	$(159,231)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,118,404	(900,268)
Interest Rate	Cleared Swap Agreements	—	(24,751)
Interest Rate	Uncleared Swap Agreements	13,439	—
Total		$1,254,920	$(1,084,250)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(52,509)	$(1,518)	$—	$(36,201)
Foreign Exchange	—	—	(573,574)	—
Total	$(52,509)	$(1,518)	$(573,574)	$(36,201)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(155,777)	$(11,312)	$—
Foreign Exchange	—	—	449,530
Total	$(155,777)	$(11,312)	$449,530
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$5,600,575	$5,200,231
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$180,194,132
Gross appreciation	343,561
Gross depreciation	(21,714,962)
Net unrealized appreciation (depreciation)	$(21,371,401)
Undistributed ordinary income	5,150,895
Capital loss carryforwards	(23,371,406)
Other temporary differences	(5,754)
Total distributable earnings (loss)	$(39,597,666)
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,946,289)
Long-Term	(10,425,117)
Total	$(23,371,406)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$3,069,963	$2,821,534
Service Class	2,530,612	2,378,697
Total	$5,600,575	$5,200,231
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $22,107, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $448, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $195.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0205% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$19,178,383	$26,251,828
Non-U.S. Government securities	51,948,753	59,257,234
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	745,214	$5,946,759	320,550	$2,600,542
Service Class	1,042,770	8,199,010	864,541	7,041,873
	1,787,984	$14,145,769	1,185,091	$9,642,415
Shares issued to shareholders in reinvestment of distributions
Initial Class	377,609	$3,069,963	358,974	$2,821,534
Service Class	314,753	2,530,612	306,139	2,378,697
	692,362	$5,600,575	665,113	$5,200,231
Shares reacquired
Initial Class	(1,104,545)	$(8,951,204)	(888,188)	$(7,270,902)
Service Class	(1,923,806)	(15,328,847)	(2,044,840)	(16,655,088)
	(3,028,351)	$(24,280,051)	(2,933,028)	$(23,925,990)
Net change
Initial Class	18,278	$65,518	(208,664)	$(1,848,826)
Service Class	(566,283)	(4,599,225)	(874,160)	(7,234,518)
	(548,005)	$(4,533,707)	(1,082,824)	$(9,083,344)
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 28%, 16%, and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $765 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,217,538	$51,783,955	$47,364,056	$98	$124	$5,637,659
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$176,442	$—
19

MFS Inflation-Adjusted Bond Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Inflation-Adjusted Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Inflation-Adjusted Bond Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
20

MFS Inflation-Adjusted Bond Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
21

MFS Inflation-Adjusted Bond Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement
MFS Inflation-Adjusted Bond Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Inflation Adjusted Bond Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
24

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS Moderate Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Moderate Allocation Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 39.6%
MFS Global Governments Portfolio - Initial Class (a)	5,379,701	$ 45,243,286
MFS Government Securities Portfolio - Initial Class	8,185,375	86,519,412
MFS High Yield Portfolio - Initial Class	9,088,237	45,622,949
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,861,541	45,192,483
MFS Limited Maturity Portfolio - Initial Class	2,717,645	27,448,215
MFS Total Return Bond Series - Initial Class	9,099,298	104,641,931
		$354,668,276
International Stock Funds – 14.0%
MFS International Growth Portfolio - Initial Class	1,705,436	$ 26,928,835
MFS International Intrinsic Value Portfolio - Initial Class	905,058	26,961,665
MFS Research International Portfolio - Initial Class	4,190,914	71,790,353
		$125,680,853
Non-Traditional Funds – 2.9%
MFS Global Real Estate Portfolio - Initial Class	2,099,259	$ 26,177,759
U.S. Stock Funds – 40.9%
MFS Growth Series - Initial Class	998,654	$ 73,211,318
MFS Mid Cap Growth Series - Initial Class	6,704,869	61,684,797
MFS Mid Cap Value Portfolio - Initial Class	5,779,810	61,208,185
MFS New Discovery Series - Initial Class (a)	945,504	13,057,402
MFS New Discovery Value Portfolio - Initial Class	1,593,356	13,033,652
MFS Research Series - Initial Class	1,816,857	64,661,953
MFS Value Series - Initial Class	3,669,000	79,360,478
		$366,217,785
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 4.49% (v)	22,955,047	$ 22,959,638
Total Mutual Funds (Identified Cost, $765,342,415)		$895,704,311
Other Assets, Less Liabilities – (0.0)%		(97,279)
Net Assets – 100.0%		$895,607,032
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $895,704,311.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VMAFS-ANN
1

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in affiliated issuers, at value (identified cost, $765,342,415)	$895,704,311
Receivables for
Investments sold	355,225
Fund shares sold	475
Other assets	3,316
Total assets	$896,063,327
Liabilities
Payables for
Investments purchased	$389
Fund shares reacquired	376,893
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	15
Distribution and/or service fees	12,191
Payable for independent Trustees' compensation	72
Accrued expenses and other liabilities	66,639
Total liabilities	$456,295
Net assets	$895,607,032
Net assets consist of
Paid-in capital	$702,377,808
Total distributable earnings (loss)	193,229,224
Net assets	$895,607,032
Shares of beneficial interest outstanding	80,125,395
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,978,847	535,649	$11.16
Service Class	889,628,185	79,589,746	11.18
See Notes to Financial Statements
2

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$20,297,898
Other	135
Total investment income	$20,298,033
Expenses
Distribution and/or service fees	$2,381,403
Shareholder servicing costs	2,290
Administrative services fee	17,500
Independent Trustees' compensation	17,566
Custodian fee	14,267
Shareholder communications	26,358
Audit and tax fees	53,014
Legal fees	4,666
Miscellaneous	35,620
Total expenses	$2,552,684
Net investment income (loss)	$17,745,349
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$30,963,369
Capital gain distributions from affiliated issuers	24,960,161
Net realized gain (loss)	$55,923,530
Change in unrealized appreciation or depreciation
Affiliated issuers	$2,762,436
Net realized and unrealized gain (loss)	$58,685,966
Change in net assets from operations	$76,431,315
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$17,745,349	$12,700,339
Net realized gain (loss)	55,923,530	23,462,915
Net unrealized gain (loss)	2,762,436	81,814,664
Change in net assets from operations	$76,431,315	$117,977,918
Total distributions to shareholders	$(34,978,997)	$(87,133,149)
Change in net assets from fund share transactions	$(136,356,201)	$(46,871,553)
Total change in net assets	$(94,903,883)	$(16,026,784)
Net assets
At beginning of period	990,510,915	1,006,537,699
At end of period	$895,607,032	$990,510,915
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.72	$10.45	$14.48	$13.86	$13.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.15	$0.29	$0.25	$0.29
Net realized and unrealized gain (loss)	0.66	1.13	(2.66)	1.34	1.51
Total from investment operations	$0.89	$1.28	$(2.37)	$1.59	$1.80
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.30)	$(0.26)	$(0.30)	$(0.32)
From net realized gain	(0.27)	(0.71)	(1.40)	(0.67)	(0.85)
Total distributions declared to shareholders	$(0.45)	$(1.01)	$(1.66)	$(0.97)	$(1.17)
Net asset value, end of period (x)	$11.16	$10.72	$10.45	$14.48	$13.86
Total return (%) (k)(s)(x)	8.31	12.99	(16.76)	11.61	14.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.02	0.01	0.01	0.01	0.01
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	2.04	1.42	2.42	1.74	2.24
Portfolio turnover rate	2	2	3	2	7
Net assets at end of period (000 omitted)	$5,979	$6,790	$7,560	$9,312	$7,891
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.73	$10.46	$14.47	$13.86	$13.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.14	$0.26	$0.20	$0.24
Net realized and unrealized gain (loss)	0.66	1.11	(2.65)	1.34	1.54
Total from investment operations	$0.87	$1.25	$(2.39)	$1.54	$1.78
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)	$(0.22)	$(0.26)	$(0.29)
From net realized gain	(0.27)	(0.71)	(1.40)	(0.67)	(0.85)
Total distributions declared to shareholders	$(0.42)	$(0.98)	$(1.62)	$(0.93)	$(1.14)
Net asset value, end of period (x)	$11.18	$10.73	$10.46	$14.47	$13.86
Total return (%) (k)(s)(x)	8.12	12.64	(16.91)	11.26	14.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.27	0.26	0.27	0.26	0.26
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.85	1.28	2.14	1.38	1.81
Portfolio turnover rate	2	2	3	2	7
Net assets at end of period (000 omitted)	$889,628	$983,721	$998,978	$1,356,886	$1,426,271

See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
7

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$895,704,311	$—	$—	$895,704,311
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$13,036,237	$23,963,722
Long-term capital gains	21,942,760	63,169,427
Total distributions	$34,978,997	$87,133,149
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$779,051,997
Gross appreciation	174,047,143
Gross depreciation	(57,394,829)
Net unrealized appreciation (depreciation)	$116,652,314
Undistributed ordinary income	20,845,911
Undistributed long-term capital gain	55,730,999
Total distributable earnings (loss)	$193,229,224
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$242,128	$587,032
Service Class	34,736,869	86,546,117
Total	$34,978,997	$87,133,149
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $2,127, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $163.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0018% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $19,326,997 and $200,847,332, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	6,487	$71,548	8,541	$91,730
Service Class	311,148	3,481,790	404,872	4,297,163
	317,635	$3,553,338	413,413	$4,388,893
Shares issued to shareholders in reinvestment of distributions
Initial Class	21,657	$242,128	58,880	$587,032
Service Class	3,101,506	34,736,869	8,663,275	86,546,117
	3,123,163	$34,978,997	8,722,155	$87,133,149
Shares reacquired
Initial Class	(126,039)	$(1,410,438)	(157,470)	$(1,727,146)
Service Class	(15,501,049)	(173,478,098)	(12,938,946)	(136,666,449)
	(15,627,088)	$(174,888,536)	(13,096,416)	$(138,393,595)
Net change
Initial Class	(97,895)	$(1,096,762)	(90,049)	$(1,048,384)
Service Class	(12,088,395)	(135,259,439)	(3,870,799)	(45,823,169)
	(12,186,290)	$(136,356,201)	(3,960,848)	$(46,871,553)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $4,605 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$49,565,328	$2,376,755	$4,561,537	$(1,273,421)	$(863,839)	$45,243,286
MFS Global Real Estate Portfolio	30,140,507	2,348,739	5,139,552	478,622	(1,650,557)	26,177,759
MFS Government Securities Portfolio	95,879,154	6,238,835	13,153,362	(3,180,146)	734,931	86,519,412
MFS Growth Series	84,260,111	6,437,836	34,332,954	17,357,373	(511,048)	73,211,318
MFS High Yield Portfolio	49,304,586	3,006,158	6,960,219	(1,342,010)	1,614,434	45,622,949
MFS Inflation-Adjusted Bond Portfolio	49,344,998	3,939,932	4,620,249	(1,394,810)	(2,077,388)	45,192,483
MFS Institutional Money Market Portfolio	13,931,243	18,732,131	9,704,735	(68)	1,067	22,959,638
MFS International Growth Portfolio	29,998,402	1,246,674	6,598,672	1,460,032	822,399	26,928,835
MFS International Intrinsic Value Portfolio	29,878,310	2,653,979	6,166,344	1,581,664	(985,944)	26,961,665
MFS Limited Maturity Portfolio	28,362,247	2,175,285	3,476,381	(52,419)	439,483	27,448,215
MFS Mid Cap Growth Series	69,695,088	4,491,810	17,913,859	2,782,185	2,629,573	61,684,797
MFS Mid Cap Value Portfolio	69,881,267	3,857,321	18,115,827	4,201,786	1,383,638	61,208,185
MFS New Discovery Series	14,970,669	134,005	3,093,430	(116,074)	1,162,232	13,057,402
MFS New Discovery Value Portfolio	14,933,109	1,070,580	3,460,966	230,357	260,572	13,033,652
MFS Research International Portfolio	79,879,818	3,713,737	13,335,409	1,877,774	(345,567)	71,790,353
MFS Research Series	74,596,229	4,515,026	22,491,245	6,892,945	1,148,998	64,661,953
MFS Total Return Bond Series	116,196,223	7,021,333	16,774,392	(2,645,545)	844,312	104,641,931
MFS Value Series	89,763,093	7,990,054	20,652,933	4,105,124	(1,844,860)	79,360,478
	$990,580,382	$81,950,190	$210,552,066	$30,963,369	$2,762,436	$895,704,311
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	591,077	—
MFS Government Securities Portfolio	3,146,779	—
MFS Growth Series	—	5,808,455
MFS High Yield Portfolio	2,936,319	—
MFS Inflation-Adjusted Bond Portfolio	1,619,944	—
MFS Institutional Money Market Portfolio	1,366,996	—
MFS International Growth Portfolio	346,509	21,229
MFS International Intrinsic Value Portfolio	407,555	1,199,906
MFS Limited Maturity Portfolio	1,089,572	—
MFS Mid Cap Growth Series	—	4,302,789
MFS Mid Cap Value Portfolio	816,095	2,751,872
MFS New Discovery Series	—	—
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS New Discovery Value Portfolio	$387,017	$543,757
MFS Research International Portfolio	1,216,629	—
MFS Research Series	416,671	4,006,159
MFS Total Return Bond Series	4,540,202	—
MFS Value Series	1,416,533	6,325,994
	$20,297,898	$24,960,161
13

MFS Moderate Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Moderate Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Moderate Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Moderate Allocation Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
15

MFS Moderate Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $24,138,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 23.88% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Moderate Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Moderate Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
18

MFS Moderate Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
19

MFS Limited Maturity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$1,988,000	$ 1,927,944
Boeing Co., 6.388%, 5/01/2031	575,000	601,175
		$2,529,119
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$239,000	$ 236,367
Asset-Backed & Securitized – 22.1%
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	$534,000	$ 534,824
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.006%, 11/15/2054 (i)	12,853,836	537,817
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.989% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	894,103
ACREC 2021-FL1 Ltd., “B”, FLR, 6.289% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,569,430
ACREC 2021-FL1 Ltd., “C”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	899,708
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	269,100	269,538
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	114,866	114,985
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	612,394	615,011
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.112% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	452,312
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.362% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	261,918
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.211% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,104,592
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.511% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,089,929
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.812% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	652,610
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.897% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,728,814
AREIT 2022-CRE6 Trust, “D”, FLR, 7.45% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	233,787
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	221,147	223,513
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 6.209% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	1,065,955	1,066,023
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.479% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,748,737	1,752,699
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.779% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	741,069	743,109
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	21,297,862	492,068
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.213%, 7/15/2054 (i)	5,430,769	308,646
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.358%, 9/15/2054 (i)	5,863,380	356,545
BDS 2021-FL10 Ltd., “B”, FLR, 6.439% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	518,364
BDS 2021-FL10 Ltd., “C”, FLR, 6.789% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	377,038
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.259%, 2/15/2054 (i)	10,276,788	537,431
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.251%, 7/15/2054 (i)	11,182,058	620,066
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.261%, 8/15/2054 (i)	8,137,666	468,625
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.022%, 9/15/2054 (i)	11,760,174	509,077
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.097% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,580,398	1,574,573
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.648% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	284,883
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.897% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	457,142
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	419,839	426,962
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	90,874	91,896
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	460,879	455,199
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	269,333	263,941
BXMT 2020-FL2 Ltd., “B”, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,402,844
CD 2017-CD4 Mortgage Trust, “XA”, 1.218%, 5/10/2050 (i)	13,457,967	290,167
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	328,256
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	103,023
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	421,083	423,796
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	446,630	453,144
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026	113,620	113,714
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	539,147	542,052
VLTFS-ANN

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	$778,464	$ 785,521
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	258,373	260,734
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,728,576	238,940
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.287%, 2/15/2054 (i)	8,894,702	531,111
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)	8,840,386	390,278
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.033%, 6/15/2064 (i)	4,883,122	233,722
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	285,776	285,216
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	728,478
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	342,766
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	202,533	203,479
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	77,180	77,245
Empire District Bondco LLC, 4.943%, 1/01/2033	347,000	343,602
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	395,415	397,417
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	398,000	400,892
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	440,000	442,284
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.454% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	345,464	341,809
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.855% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,121,930
General Motors Co., FLR, 5.047% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	525,648
General Motors Co., FLR, 5.147% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	729,518
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.997%, 5/10/2050 (i)	14,793,305	266,825
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.074%, 8/10/2050 (i)	14,778,956	307,009
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.124%, 5/12/2053 (i)	8,310,865	397,307
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	525,000	525,502
JPMorgan Chase Commercial Mortgage Securities Corp., 1.02%, 9/15/2050 (i)	10,719,391	213,942
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	70,734	70,814
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	305,031	306,011
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	347,000	347,117
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.262% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,338,180
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.512% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	564,429
MF1 2020-FL4 Ltd., “B”, FLR, 7.246% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	1,946,000	1,939,542
MF1 2021-FL6 Ltd., “B”, FLR, 6.14% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,574,956
MF1 2022-FL9 Ltd., “B”, FLR, 7.516% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,200
MF1 2024-FL14 LLC, “C”, FLR, 7.655% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	415,465
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.234%, 5/15/2050 (i)	12,365,618	245,098
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.296%, 6/15/2050 (i)	6,236,185	124,176
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.804%, 12/15/2051 (i)	15,957,905	423,105
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.282%, 5/15/2054 (i)	7,249,208	391,976
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	6,572,710	311,402
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	691,219	695,842
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	1,174,273	1,173,002
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	863,266	868,550
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.697% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	555,329
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	274,371	275,763
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	310,618	312,183
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	93,859	94,261
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	596,492	601,601
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,064,199
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	707,554
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	543,979
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,283,623
PFP III 2021-8 Ltd., “B”, FLR, 6.011% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	298,068	298,011
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.817% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	926,963
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.662% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	513,821
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.379% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	422,075
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	666,372
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.829% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,002,008
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.29% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	753,571

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 6.006% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	$1,788,131	$ 1,788,131
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.346% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,981,054
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.011%, 11/15/2050 (i)	9,090,518	192,172
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.878%, 12/15/2051 (i)	6,886,338	191,245
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	479,792	484,034
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	431,806	433,479
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	211,210	212,023
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.336%, 11/15/2054 (i)	3,755,976	232,420
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.448% (SOFR - 30 day + 0.85%), 3/15/2027	154,584	154,686
		$64,601,771
Automotive – 1.8%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$ 1,451,565
Hyundai Capital America, 5.875%, 4/07/2025 (n)	591,000	591,851
LKQ Corp., 5.75%, 6/15/2028	1,305,000	1,326,087
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	674,305
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	646,279
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	478,609
		$5,168,696
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$679,000	$ 654,170
Brokerage & Asset Managers – 2.2%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,396,000	$ 1,358,095
Charles Schwab Corp., 5.875%, 8/24/2026	1,766,000	1,796,079
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	658,039
LPL Holdings, Inc., 5.7%, 5/20/2027	770,000	779,281
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	562,000	552,720
LPL Holdings, Inc., 6.75%, 11/17/2028	413,000	433,765
LPL Holdings, Inc., 4%, 3/15/2029 (n)	916,000	867,494
		$6,445,473
Business Services – 1.2%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$ 595,309
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,389,998
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,435,569
		$3,420,876
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$732,000	$ 745,944
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,403,000	1,417,532
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,103,000	1,097,593
Videotron Ltd., 3.625%, 6/15/2029 (n)	959,000	890,758
		$4,151,827
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$649,000	$ 614,806
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,174,000	$ 1,184,584
Regal Rexnord Corp., 6.05%, 4/15/2028	689,000	700,796
		$1,885,380

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.4%
Meituan, 4.5%, 4/02/2028 (n)	$715,000	$ 697,406
Meituan, 4.625%, 10/02/2029 (n)	384,000	371,462
		$1,068,868
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$ 416,897
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,436,358
Berry Global, Inc., 5.5%, 4/15/2028	167,000	168,601
		$2,021,856
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$735,000	$ 731,805
Electronics – 0.9%
Broadcom, Inc., 5.05%, 7/12/2027	$427,000	$ 430,955
Broadcom, Inc., 4.15%, 2/15/2028	417,000	409,988
Broadcom, Inc., 5.05%, 7/12/2029	241,000	241,916
Broadcom, Inc., 4.35%, 2/15/2030	596,000	579,904
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,093,480
		$2,756,243
Emerging Market Quasi-Sovereign – 0.1%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$344,000	$ 341,189
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$440,000	$ 444,219
Diamondback Energy, Inc., 5.15%, 1/30/2030	440,000	440,935
EQT Corp., 5.7%, 4/01/2028	717,000	727,064
Occidental Petroleum Corp., 5%, 8/01/2027	417,000	417,198
Occidental Petroleum Corp., 5.2%, 8/01/2029	620,000	615,135
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,493,000	1,272,099
		$3,916,650
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$ 752,717
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	499,907
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	821,589
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	628,281
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	739,232
		$3,441,726
Food & Beverages – 1.6%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$ 1,274,358
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,904,000	1,736,795
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	629,305
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	927,118
		$4,567,576
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,670,000	$ 1,669,616
Hyatt Hotels Corp., 5.75%, 1/30/2027	633,000	642,733
Las Vegas Sands Corp., 5.9%, 6/01/2027	374,000	379,415
Marriott International, Inc., 4.9%, 4/15/2029	445,000	444,149

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Sands China Ltd., 3.8%, 1/08/2026	$1,221,000	$ 1,197,497
		$4,333,410
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$ 140,818
Insurance – 0.9%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$499,000	$ 501,764
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	867,518
Sammons Financial Group, Inc., 5.1%, 12/10/2029 (n)	1,435,000	1,424,415
		$2,793,697
Insurance - Health – 0.4%
Elevance Health, Inc., 4.5%, 10/30/2026	$588,000	$ 586,288
Elevance Health, Inc., 4.75%, 2/15/2030	500,000	494,017
		$1,080,305
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$571,000	$ 568,713
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	571,000	568,380
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	586,000	585,546
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	586,000	578,762
		$2,301,401
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$ 1,169,454
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$626,000	$ 631,934
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	434,296
		$1,066,230
Major Banks – 13.1%
Bank of America Corp., 4.45%, 3/03/2026	$995,000	$ 990,876
Bank of America Corp., 4.25%, 10/22/2026	575,000	570,066
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,412,868
Bank of America Corp., 4.183%, 11/25/2027	959,000	941,347
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	550,000	545,763
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,402,029
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,676,638
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,538,435
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	322,000	334,146
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	186,000	188,549
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	360,902
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	590,487
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	441,025
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	155,750
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	747,325
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	792,535
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,143,278
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	899,270
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	141,536
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	867,207
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	411,000	411,324
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,632,512

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	$1,071,000	$ 1,028,952
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	827,717
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	951,936
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	738,000	740,734
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	803,000	816,639
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	448,393
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,339,585
Morgan Stanley, 3.625%, 1/20/2027	381,000	374,055
Morgan Stanley, 3.95%, 4/23/2027	135,000	132,301
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	390,592
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	717,558
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,212,000	1,217,856
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,741,369
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,585,967
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,125,225
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	1,978,726
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	372,350
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	250,809
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	412,798
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,242,000	2,235,162
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	711,927
		$38,184,519
Medical & Health Technology & Services – 0.3%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$ 450,968
IQVIA, Inc., 6.25%, 2/01/2029	321,000	331,894
		$782,862
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,915,000	$ 1,899,258
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,076,715
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,142,110
		$4,118,083
Midstream – 2.4%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$1,189,000	$ 1,217,454
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,413,000	1,432,333
Enbridge, Inc., 2.5%, 2/14/2025	496,000	494,533
Enbridge, Inc., 5.25%, 4/05/2027	926,000	937,020
Energy Transfer LP, 2.9%, 5/15/2025	635,000	630,101
Energy Transfer LP, 5.55%, 2/15/2028	436,000	442,618
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	990,534
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	793,991
		$6,938,584
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$354,601	$ 353,338
Fannie Mae, 2%, 5/25/2044	4,721	4,705
Freddie Mac, 5.3%, 7/25/2029	345,287	345,619
Freddie Mac, 1.574%, 4/25/2030 (i)	6,052,000	401,101
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,859,282	1,764,001
Freddie Mac, 2%, 7/15/2042	240,024	221,068
		$3,089,832

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$450,000	$ 442,330
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	148,435
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	179,638
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	27,371	26,629
		$797,032
Natural Gas - Pipeline – 0.7%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$ 1,955,250
Oil Services – 0.4%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$619,000	$ 622,457
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	433,000	434,329
		$1,056,786
Other Banks & Diversified Financials – 2.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$ 917,592
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	235,162
American Express Co., 2.25%, 3/04/2025	773,000	770,630
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	917,978
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	929,544
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,012,707
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	1,042,000	1,057,351
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	571,000	568,563
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	659,000	635,084
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	884,000	891,802
		$7,936,413
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$294,000	$ 293,992
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	315,000	321,069
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	309,089
		$924,150
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$ 1,056,778
Corporate Office Property LP, REIT, 2%, 1/15/2029	219,000	192,677
		$1,249,455
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$750,000	$ 755,327
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$172,000	$ 166,753
WEA Finance LLC, 4.125%, 9/20/2028 (n)	893,000	849,112
WEA Finance LLC, 3.5%, 6/15/2029 (n)	242,000	223,100
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	183,000	174,159
		$1,413,124
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,567,000	$ 1,523,273
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	505,000	463,783
		$1,987,056

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.8%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$ 789,873
Genuine Parts Co., 4.95%, 8/15/2029	898,000	895,220
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	751,277
		$2,436,370
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$ 252,069
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	197,779
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,892,404
T-Mobile USA, Inc., 4.2%, 10/01/2029	174,000	168,364
		$2,510,616
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$ 495,230
Philip Morris International, Inc., 5%, 11/17/2025	364,000	365,395
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	327,898
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	639,533
		$1,828,056
Transportation - Services – 1.9%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,638,000	$ 1,665,868
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	1,306,000	1,324,833
GXO Logistics, Inc., 6.25%, 5/06/2029	586,000	600,060
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	584,000	588,034
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	851,000	856,979
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	602,000	604,168
		$5,639,942
U.S. Treasury Obligations – 23.4%
U.S. Treasury Notes, 5%, 9/30/2025	$3,344,000	$ 3,361,459
U.S. Treasury Notes, 4.875%, 11/30/2025	17,829,000	17,925,710
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	32,795,556
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,126,500
U.S. Treasury Notes, 2.75%, 7/31/2027	2,277,000	2,192,917
		$68,402,142
Utilities - Electric Power – 3.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$ 341,641
Con Edison Co. of NY Inc., FLR, 5.08% (SOFR - 1 day + 0.52%), 11/18/2027	851,000	855,902
Edison International, 4.7%, 8/15/2025	750,000	749,270
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	630,000	640,097
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	922,886
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	494,560
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	828,463
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	927,621
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	550,178
Pacific Gas & Electric Co., 5.345%, 9/04/2025	1,512,000	1,514,523
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	873,099
Pacific Gas & Electric Co., 5.55%, 5/15/2029	594,000	603,687
		$9,301,927
Total Bonds (Identified Cost, $284,062,458)		$282,747,239

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $8,997,976)	8,996,766	$ 8,998,565
Other Assets, Less Liabilities – 0.1%		309,183
Net Assets – 100.0%		$292,054,987
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,998,565 and $282,747,239, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $101,370,796, representing 34.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 12/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	87	$17,888,016	March – 2025	$4,823
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	Daily SOFR / Annually	$255,759	$(2,309)	$253,450
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	Daily SOFR / Annually	74,260	—	74,260
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	Daily SOFR / Annually	8,077	—	8,077
						$338,096	$(2,309)	$335,787
At December 31, 2024, the fund had liquid securities with an aggregate value of $674,837 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $284,062,458)	$282,747,239
Investments in affiliated issuers, at value (identified cost, $8,997,976)	8,998,565
Receivables for
Fund shares sold	815
Interest and dividends	2,603,019
Other assets	1,442
Total assets	$294,351,080
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$3,695
Net daily variation margin on open futures contracts	1,310
Investments purchased	1,788,131
Fund shares reacquired	409,679
Payable to affiliates
Investment adviser	6,167
Administrative services fee	288
Shareholder servicing costs	6
Distribution and/or service fees	1,105
Payable for independent Trustees' compensation	20
Accrued expenses and other liabilities	85,692
Total liabilities	$2,296,093
Net assets	$292,054,987
Net assets consist of
Paid-in capital	$290,722,940
Total distributable earnings (loss)	1,332,047
Net assets	$292,054,987
Shares of beneficial interest outstanding	28,912,008
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$211,138,587	20,905,583	$10.10
Service Class	80,916,400	8,006,425	10.11
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Interest	$13,644,640
Dividends from unaffiliated issuers	379,625
Other	56
Total investment income	$14,024,321
Expenses
Management fee	$1,191,432
Distribution and/or service fees	203,851
Shareholder servicing costs	1,046
Administrative services fee	52,848
Independent Trustees' compensation	6,810
Custodian fee	17,455
Shareholder communications	24,997
Audit and tax fees	87,276
Legal fees	2,186
Miscellaneous	61,494
Total expenses	$1,649,395
Reduction of expenses by investment adviser	(39,386)
Net expenses	$1,610,009
Net investment income (loss)	$12,414,312
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(110,069)
Affiliated issuers	(4,338)
Futures contracts	(150,213)
Swap agreements	(238,912)
Net realized gain (loss)	$(503,532)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,703,721
Affiliated issuers	(237)
Futures contracts	(282,492)
Swap agreements	(300,124)
Net unrealized gain (loss)	$3,120,868
Net realized and unrealized gain (loss)	$2,617,336
Change in net assets from operations	$15,031,648
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$12,414,312	$11,458,883
Net realized gain (loss)	(503,532)	(5,288,237)
Net unrealized gain (loss)	3,120,868	12,489,252
Change in net assets from operations	$15,031,648	$18,659,898
Total distributions to shareholders	$(11,145,607)	$(4,855,344)
Change in net assets from fund share transactions	$(12,362,750)	$(45,262,713)
Total change in net assets	$(8,476,709)	$(31,458,159)
Net assets
At beginning of period	300,531,696	331,989,855
At end of period	$292,054,987	$300,531,696
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.97	$9.54	$10.21	$10.45	$10.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.36	$0.13	$0.15	$0.23
Net realized and unrealized gain (loss)	0.09	0.23	(0.56)	(0.13)	0.21
Total from investment operations	$0.52	$0.59	$(0.43)	$0.02	$0.44
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.16)	$(0.20)	$(0.24)	$(0.33)
From net realized gain	—	—	(0.04)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.16)	$(0.24)	$(0.26)	$(0.33)
Net asset value, end of period (x)	$10.10	$9.97	$9.54	$10.21	$10.45
Total return (%) (k)(r)(s)(x)	5.30	6.19	(4.24)	0.16	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.49	0.46	0.46	0.46	0.46
Expenses after expense reductions	0.47	0.44	0.45	0.44	0.45
Net investment income (loss)	4.24	3.66	1.28	1.45	2.18
Portfolio turnover rate	40	60	25	50	51
Net assets at end of period (000 omitted)	$211,139	$218,926	$246,102	$318,803	$326,075
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.98	$9.54	$10.20	$10.45	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.33	$0.10	$0.13	$0.20
Net realized and unrealized gain (loss)	0.10	0.24	(0.55)	(0.15)	0.23
Total from investment operations	$0.50	$0.57	$(0.45)	$(0.02)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.13)	$(0.17)	$(0.21)	$(0.31)
From net realized gain	—	—	(0.04)	(0.02)	—
Total distributions declared to shareholders	$(0.37)	$(0.13)	$(0.21)	$(0.23)	$(0.31)
Net asset value, end of period (x)	$10.11	$9.98	$9.54	$10.20	$10.45
Total return (%) (k)(r)(s)(x)	5.02	5.99	(4.44)	(0.19)	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.71	0.71	0.71	0.71
Expenses after expense reductions	0.72	0.69	0.70	0.69	0.70
Net investment income (loss)	3.99	3.42	1.04	1.20	1.93
Portfolio turnover rate	40	60	25	50	51
Net assets at end of period (000 omitted)	$80,916	$81,605	$85,888	$106,468	$112,850

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$68,402,142	$—	$68,402,142
Non - U.S. Sovereign Debt	—	1,510,643	—	1,510,643
Municipal Bonds	—	797,032	—	797,032
U.S. Corporate Bonds	—	97,345,723	—	97,345,723
Residential Mortgage-Backed Securities	—	10,142,356	—	10,142,356
Commercial Mortgage-Backed Securities	—	11,259,633	—	11,259,633
Asset-Backed Securities (including CDOs)	—	46,289,614	—	46,289,614
Foreign Bonds	—	47,000,096	—	47,000,096
Investment Companies	8,998,565	—	—	8,998,565
Total	$8,998,565	$282,747,239	$—	$291,745,804
Other Financial Instruments
Futures Contracts – Assets	$4,823	$—	$—	$4,823
Swap Agreements – Assets	—	335,787	—	335,787
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$4,823
Interest Rate	Cleared Swap Agreements	335,787
Total		$340,610
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(150,213)	$(238,912)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(282,492)	$(300,124)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$11,145,607	$4,855,344
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
As of 12/31/24
Cost of investments	$293,071,572
Gross appreciation	1,702,501
Gross depreciation	(2,687,659)
Net unrealized appreciation (depreciation)	$(985,158)
Undistributed ordinary income	12,217,439
Capital loss carryforwards	(9,900,234)
Total distributable earnings (loss)	$1,332,047
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,914,535)
Long-Term	(5,985,699)
Total	$(9,900,234)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$8,248,245	$3,788,915
Service Class	2,897,362	1,066,429
Total	$11,145,607	$4,855,344
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $39,386, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $709, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $337.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$45,664,633	$47,371,829
Non-U.S. Government securities	68,394,618	76,486,491
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,609,142	$16,209,411	993,488	$9,693,721
Service Class	1,027,520	10,344,362	834,450	8,141,059
	2,636,662	$26,553,773	1,827,938	$17,834,780
Shares issued to shareholders in reinvestment of distributions
Initial Class	827,306	$8,248,245	393,858	$3,788,915
Service Class	290,026	2,897,362	110,740	1,066,429
	1,117,332	$11,145,607	504,598	$4,855,344
Shares reacquired
Initial Class	(3,482,211)	$(35,056,841)	(5,237,206)	$(50,749,946)
Service Class	(1,488,695)	(15,005,289)	(1,769,903)	(17,202,891)
	(4,970,906)	$(50,062,130)	(7,007,109)	$(67,952,837)
Net change
Initial Class	(1,045,763)	$(10,599,185)	(3,849,860)	$(37,267,310)
Service Class	(171,149)	(1,763,565)	(824,713)	(7,995,403)
	(1,216,912)	$(12,362,750)	(4,674,573)	$(45,262,713)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 10%, 9%, and 1%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $1,422 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,915,123	$133,098,912	$132,010,895	$(4,338)	$(237)	$8,998,565
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$379,625	$—

MFS Limited Maturity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Limited Maturity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Limited Maturity Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273

MFS Limited Maturity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Limited Maturity Portfolio
Board Review of Investment Advisory Agreement
MFS Limited Maturity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Limited Maturity Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Mid Cap Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 3.0%
Howmet Aerospace, Inc.	39,678	$ 4,339,583
KBR, Inc.	72,304	4,188,571
L3Harris Technologies, Inc.	16,504	3,470,461
Leidos Holdings, Inc.	23,554	3,393,189
Standard Aero, Inc. (a)	38,413	951,106
		$16,342,910
Airlines – 1.2%
Alaska Air Group, Inc. (a)	37,656	$ 2,438,226
Delta Air Lines, Inc.	69,943	4,231,551
		$6,669,777
Apparel Manufacturers – 1.5%
PVH Corp.	36,468	$ 3,856,491
Skechers USA, Inc., “A” (a)	63,578	4,274,985
		$8,131,476
Automotive – 1.6%
Aptiv PLC (a)	68,694	$ 4,154,613
LKQ Corp.	130,141	4,782,682
		$8,937,295
Biotechnology – 0.4%
Biogen, Inc. (a)	14,329	$ 2,191,191
Broadcasting – 0.5%
Omnicom Group, Inc.	31,342	$ 2,696,666
Brokerage & Asset Managers – 3.2%
Carlyle Group, Inc.	57,334	$ 2,894,794
Evercore Partners, Inc.	13,422	3,720,444
Raymond James Financial, Inc.	46,722	7,257,328
TPG, Inc.	59,114	3,714,724
		$17,587,290
Business Services – 2.5%
Fidelity National Information Services, Inc.	52,123	$ 4,209,975
Global Payments, Inc.	48,100	5,390,086
TransUnion	41,216	3,821,135
		$13,421,196
Chemicals – 0.9%
Eastman Chemical Co.	53,323	$ 4,869,456
Computer Software – 1.1%
Check Point Software Technologies Ltd. (a)	17,535	$ 3,273,785
Dun & Bradstreet Holdings, Inc.	237,201	2,955,524
		$6,229,309
VMCFS-ANN
1

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.3%
CDW Corp.	17,056	$ 2,968,426
Zebra Technologies Corp., “A” (a)	11,196	4,324,119
		$7,292,545
Construction – 6.0%
Allegion PLC	30,307	$ 3,960,519
Builders FirstSource, Inc. (a)	20,141	2,878,753
Essex Property Trust, Inc., REIT	13,919	3,973,039
Mid-America Apartment Communities, Inc., REIT	25,820	3,990,997
Mohawk Industries, Inc. (a)	20,596	2,453,602
Otis Worldwide Corp.	33,908	3,140,220
Stanley Black & Decker, Inc.	41,827	3,358,290
Sun Communities, Inc., REIT	30,988	3,810,594
Toll Brothers, Inc.	40,654	5,120,371
		$32,686,385
Consumer Products – 2.3%
Estée Lauder Cos., Inc., “A”	17,253	$ 1,293,630
International Flavors & Fragrances, Inc.	46,548	3,935,633
Kenvue, Inc.	223,430	4,770,231
Newell Brands, Inc.	246,327	2,453,417
		$12,452,911
Consumer Services – 0.2%
Avis Budget Group, Inc. (a)	14,388	$ 1,159,817
Containers – 1.7%
Avery Dennison Corp.	19,630	$ 3,673,362
Graphic Packaging Holding Co.	202,867	5,509,868
		$9,183,230
Electrical Equipment – 1.9%
Berry Global, Inc.	56,028	$ 3,623,331
Johnson Controls International PLC	36,756	2,901,151
TE Connectivity PLC	26,474	3,784,988
		$10,309,470
Electronics – 4.0%
Corning, Inc.	92,137	$ 4,378,350
Flex Ltd. (a)	135,627	5,206,721
Marvell Technology, Inc.	21,964	2,425,924
NXP Semiconductors N.V.	16,017	3,329,133
ON Semiconductor Corp. (a)	49,157	3,099,349
Onto Innovation, Inc. (a)	6,889	1,148,190
Skyworks Solutions, Inc.	25,124	2,227,996
		$21,815,663
Energy - Independent – 3.1%
Diamondback Energy, Inc.	28,936	$ 4,740,585
Expand Energy Corp.	49,321	4,909,905
Permian Resources Corp.	282,350	4,060,193
Valero Energy Corp.	27,227	3,337,758
		$17,048,441
2

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 0.4%
AES Corp.	176,948	$ 2,277,321
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	33,112	$ 4,424,425
Quanta Services, Inc.	10,452	3,303,355
		$7,727,780
Food & Beverages – 2.8%
Coca-Cola Europacific Partners PLC	52,708	$ 4,048,502
ConAgra Brands, Inc.	97,645	2,709,649
Hershey Co.	14,202	2,405,109
Ingredion, Inc.	27,254	3,749,060
Lamb Weston Holdings, Inc.	32,556	2,175,717
		$15,088,037
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	179,838	$ 3,532,018
Forest & Paper Products – 0.6%
International Paper Co.	59,785	$ 3,217,629
Gaming & Lodging – 2.5%
Hyatt Hotels Corp.	23,387	$ 3,671,291
International Game Technology PLC	144,516	2,552,153
VICI Properties, Inc., REIT	147,226	4,300,471
Viking Holdings Ltd. (a)	67,367	2,968,190
		$13,492,105
Health Maintenance Organizations – 0.5%
Humana, Inc.	10,412	$ 2,641,628
Insurance – 8.4%
American International Group, Inc.	65,725	$ 4,784,780
Assurant, Inc.	29,003	6,184,020
Corebridge Financial, Inc.	142,659	4,269,784
Equitable Holdings, Inc.	87,192	4,112,846
Everest Group Ltd.	8,191	2,968,910
Hanover Insurance Group, Inc.	24,106	3,728,234
Hartford Financial Services Group, Inc.	67,322	7,365,027
Lincoln National Corp.	89,684	2,843,879
Voya Financial, Inc.	54,790	3,771,196
Willis Towers Watson PLC	18,929	5,929,320
		$45,957,996
Leisure & Toys – 1.8%
Brunswick Corp.	50,877	$ 3,290,724
Electronic Arts, Inc.	27,885	4,079,576
Mattel, Inc. (a)	152,370	2,701,520
		$10,071,820
Machinery & Tools – 4.4%
AGCO Corp.	38,517	$ 3,600,569
ITT, Inc.	25,635	3,662,729
PACCAR, Inc.	30,369	3,158,983
Pentair PLC	44,958	4,524,573
3

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Rexnord Corp.	26,575	$ 4,122,580
Wabtec Corp.	26,237	4,974,273
		$24,043,707
Major Banks – 0.8%
Regions Financial Corp.	188,534	$ 4,434,320
Medical & Health Technology & Services – 3.2%
Cencora, Inc.	22,147	$ 4,975,988
ICON PLC (a)	14,625	3,067,009
Labcorp Holdings, Inc.	13,824	3,170,120
Universal Health Services, Inc.	18,042	3,237,095
Ventas, Inc., REIT	55,848	3,288,889
		$17,739,101
Medical Equipment – 3.6%
Agilent Technologies, Inc.	48,117	$ 6,464,038
GE Healthcare Technologies, Inc.	31,585	2,469,315
Revvity, Inc.	21,740	2,426,401
STERIS PLC	15,267	3,138,285
Teleflex, Inc.	14,687	2,613,992
Zimmer Biomet Holdings, Inc.	23,963	2,531,212
		$19,643,243
Metals & Mining – 0.6%
United States Steel Corp.	97,578	$ 3,316,676
Natural Gas - Distribution – 0.6%
Atmos Energy Corp.	22,615	$ 3,149,591
Natural Gas - Pipeline – 1.7%
Plains GP Holdings LP	174,232	$ 3,202,384
Targa Resources Corp.	35,257	6,293,375
		$9,495,759
Oil Services – 0.9%
Halliburton Co.	74,641	$ 2,029,489
TechnipFMC PLC	91,925	2,660,309
		$4,689,798
Other Banks & Diversified Financials – 5.7%
Columbia Banking System, Inc.	93,122	$ 2,515,225
Discover Financial Services	22,352	3,872,037
East West Bancorp, Inc.	48,362	4,631,145
M&T Bank Corp.	36,198	6,805,586
Northern Trust Corp.	54,021	5,537,153
Prosperity Bancshares, Inc.	35,314	2,660,910
SLM Corp.	181,400	5,003,012
		$31,025,068
Pharmaceuticals – 0.3%
Organon & Co.	91,910	$ 1,371,297
Pollution Control – 0.7%
GFL Environmental, Inc.	89,041	$ 3,965,886
4

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	14,562	$ 3,417,701
Real Estate – 2.1%
Brixmor Property Group, Inc., REIT	160,964	$ 4,481,238
Jones Lang LaSalle, Inc. (a)	14,155	3,583,197
W.P. Carey, Inc., REIT	65,782	3,583,803
		$11,648,238
Real Estate - Storage – 1.4%
Extra Space Storage, Inc., REIT	36,285	$ 5,428,236
STAG Industrial, Inc., REIT	73,802	2,495,984
		$7,924,220
Restaurants – 3.0%
Aramark	123,646	$ 4,613,232
Darden Restaurants, Inc.	14,495	2,706,071
SYSCO Corp.	42,900	3,280,134
U.S. Foods Holding Corp. (a)	84,069	5,671,295
		$16,270,732
Specialty Chemicals – 2.8%
Ashland, Inc.	53,464	$ 3,820,537
Corteva, Inc.	88,459	5,038,625
Dow, Inc.	44,259	1,776,114
DuPont de Nemours, Inc.	62,096	4,734,820
		$15,370,096
Specialty Stores – 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	43,186	$ 3,858,669
Ross Stores, Inc.	25,978	3,929,692
		$7,788,361
Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	16,279	$ 2,778,174
Knight-Swift Transportation Holdings, Inc.	43,574	2,311,165
XPO, Inc. (a)	24,703	3,239,798
		$8,329,137
Utilities - Electric Power – 6.9%
Alliant Energy Corp.	78,366	$ 4,634,565
CenterPoint Energy, Inc.	105,334	3,342,248
CMS Energy Corp.	72,593	4,838,324
Edison International	38,681	3,088,291
PG&E Corp.	386,891	7,807,460
Pinnacle West Capital Corp.	45,381	3,846,947
Public Service Enterprise Group, Inc.	67,636	5,714,566
Sempra Energy	48,451	4,250,122
		$37,522,523
Total Common Stocks (Identified Cost, $377,369,690)		$534,176,816
Preferred Stocks – 0.5%
Aerospace & Defense – 0.5%
Boeing Co. (Identified Cost, $2,454,000)	49,080	$ 2,988,481
5

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $13,668,849)	13,667,050	$ 13,669,783
Other Assets, Less Liabilities – (0.6)%		(3,382,400)
Net Assets – 100.0%		$547,452,680
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,669,783 and $537,165,297, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $379,823,690)	$537,165,297
Investments in affiliated issuers, at value (identified cost, $13,668,849)	13,669,783
Cash	13,448
Receivables for
Fund shares sold	957,574
Dividends	691,390
Other assets	2,288
Total assets	$552,499,780
Liabilities
Payables for
Investments purchased	$4,697,034
Fund shares reacquired	256,011
Payable to affiliates
Investment adviser	22,012
Administrative services fee	491
Shareholder servicing costs	17
Distribution and/or service fees	3,682
Payable for independent Trustees' compensation	40
Accrued expenses and other liabilities	67,813
Total liabilities	$5,047,100
Net assets	$547,452,680
Net assets consist of
Paid-in capital	$335,118,589
Total distributable earnings (loss)	212,334,091
Net assets	$547,452,680
Shares of beneficial interest outstanding	52,107,623
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$277,830,267	26,232,268	$10.59
Service Class	269,622,413	25,875,355	10.42
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,749,269
Dividends from affiliated issuers	514,801
Other	10,256
Income on securities loaned	2,882
Foreign taxes withheld	(19,166)
Total investment income	$10,258,042
Expenses
Management fee	$3,945,017
Distribution and/or service fees	625,823
Shareholder servicing costs	3,870
Administrative services fee	85,391
Independent Trustees' compensation	10,487
Custodian fee	26,005
Shareholder communications	14,243
Audit and tax fees	74,954
Legal fees	2,951
Miscellaneous	31,361
Total expenses	$4,820,102
Reduction of expenses by investment adviser	(69,641)
Net expenses	$4,750,461
Net investment income (loss)	$5,507,581
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$52,790,708
Affiliated issuers	(685)
Foreign currency	(9,915)
Net realized gain (loss)	$52,780,108
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$8,025,251
Affiliated issuers	543
Translation of assets and liabilities in foreign currencies	(1,164)
Net unrealized gain (loss)	$8,024,630
Net realized and unrealized gain (loss)	$60,804,738
Change in net assets from operations	$66,312,319
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$5,507,581	$6,096,208
Net realized gain (loss)	52,780,108	22,561,628
Net unrealized gain (loss)	8,024,630	27,244,122
Change in net assets from operations	$66,312,319	$55,901,958
Total distributions to shareholders	$(28,085,441)	$(23,071,010)
Change in net assets from fund share transactions	$15,368,118	$14,197,500
Total change in net assets	$53,594,996	$47,028,448
Net assets
At beginning of period	493,857,684	446,829,236
At end of period	$547,452,680	$493,857,684
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.83	$9.19	$11.09	$8.59	$8.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.13	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	1.22	1.00	(1.10)	2.55	0.19
Total from investment operations	$1.34	$1.13	$(0.96)	$2.65	$0.28
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.17)	$(0.10)	$(0.08)	$(0.10)
From net realized gain	(0.45)	(0.32)	(0.84)	(0.07)	(0.33)
Total distributions declared to shareholders	$(0.58)	$(0.49)	$(0.94)	$(0.15)	$(0.43)
Net asset value, end of period (x)	$10.59	$9.83	$9.19	$11.09	$8.59
Total return (%) (k)(r)(s)(x)	13.75	12.73	(8.79)	30.99	3.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.80	0.80	0.80	0.81
Expenses after expense reductions	0.78	0.78	0.79	0.79	0.80
Net investment income (loss)	1.16	1.43	1.45	0.97	1.22
Portfolio turnover rate	27	24	21	26	35
Net assets at end of period (000 omitted)	$277,830	$264,612	$246,813	$316,524	$271,131
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.68	$9.06	$10.95	$8.50	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.12	$0.07	$0.08
Net realized and unrealized gain (loss)	1.20	0.97	(1.09)	2.52	0.18
Total from investment operations	$1.30	$1.08	$(0.97)	$2.59	$0.26
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.08)	$(0.07)	$(0.08)
From net realized gain	(0.45)	(0.32)	(0.84)	(0.07)	(0.33)
Total distributions declared to shareholders	$(0.56)	$(0.46)	$(0.92)	$(0.14)	$(0.41)
Net asset value, end of period (x)	$10.42	$9.68	$9.06	$10.95	$8.50
Total return (%) (k)(r)(s)(x)	13.52	12.39	(9.00)	30.60	3.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.05	1.05	1.05	1.06
Expenses after expense reductions	1.03	1.03	1.04	1.04	1.05
Net investment income (loss)	0.92	1.19	1.24	0.74	1.01
Portfolio turnover rate	27	24	21	26	35
Net assets at end of period (000 omitted)	$269,622	$229,246	$200,016	$227,898	$142,916

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$537,165,297	$—	$—	$537,165,297
Investment Companies	13,669,783	—	—	13,669,783
Total	$550,835,080	$—	$—	$550,835,080
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$6,017,383	$7,600,391
Long-term capital gains	22,068,058	15,470,619
Total distributions	$28,085,441	$23,071,010
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$396,779,009
Gross appreciation	173,264,948
Gross depreciation	(19,208,877)
Net unrealized appreciation (depreciation)	$154,056,071
Undistributed ordinary income	9,520,927
Undistributed long-term capital gain	48,758,335
Other temporary differences	(1,242)
Total distributable earnings (loss)	$212,334,091
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$14,812,334	$12,663,475
Service Class	13,273,107	10,407,535
Total	$28,085,441	$23,071,010
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $69,641, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $2,355, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $1,515.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $151,467 and $261,271, respectively. The sales transactions resulted in net realized gains (losses) of $92,963.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $10,184, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $141,834,714 and $149,293,727, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,105,333	$43,176,139	4,279,661	$40,173,554
Service Class	5,739,620	59,958,635	5,540,391	50,915,089
	9,844,953	$103,134,774	9,820,052	$91,088,643
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,427,007	$14,812,334	1,400,827	$12,663,475
Service Class	1,298,738	13,273,107	1,168,074	10,407,535
	2,725,745	$28,085,441	2,568,901	$23,071,010
Shares reacquired
Initial Class	(6,226,816)	$(65,623,961)	(5,606,018)	$(52,814,196)
Service Class	(4,843,970)	(50,228,136)	(5,104,100)	(47,147,957)
	(11,070,786)	$(115,852,097)	(10,710,118)	$(99,962,153)
Net change
Initial Class	(694,476)	$(7,635,488)	74,470	$22,833
Service Class	2,194,388	23,003,606	1,604,365	14,174,667
	1,499,912	$15,368,118	1,678,835	$14,197,500
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 11%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund.
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $2,372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,650,613	$100,666,514	$88,647,202	$(685)	$543	$13,669,783
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$514,801	$—
17

MFS Mid Cap Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Mid Cap Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS Mid Cap Value Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
19

MFS Mid Cap Value Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $24,275,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Mid Cap Value Portfolio
Board Review of Investment Advisory Agreement
MFS Mid Cap Value Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
22

MFS Mid Cap Value Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
23

MFS Global Real Estate Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Construction – 15.8%
American Homes 4 Rent, “A”, REIT	106,228	$ 3,975,052
Equity Lifestyle Properties, Inc., REIT	87,353	5,817,710
Essex Property Trust, Inc., REIT	15,057	4,297,870
Mid-America Apartment Communities, Inc., REIT	45,125	6,974,971
Sun Communities, Inc., REIT	37,650	4,629,820
		$25,695,423
Forest & Paper Products – 3.5%
Rayonier, Inc., REIT	97,076	$ 2,533,684
Weyerhaeuser Co., REIT	110,015	3,096,922
		$5,630,606
Gaming & Lodging – 1.4%
Ryman Hospitality Properties, Inc., REIT	21,714	$ 2,265,639
Medical & Health Technology & Services – 4.7%
Encompass Health Corp.	18,685	$ 1,725,560
Universal Health Services, Inc.	2,111	378,756
Ventas, Inc., REIT	95,026	5,596,081
		$7,700,397
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	19,892	$ 2,421,652
Real Estate – 35.6%
Big Yellow Group PLC, REIT	175,853	$ 2,113,443
Canadian Apartment Properties, REIT	84,334	2,501,067
CapitaLand India Trusts IEU, REIT	1,278,424	1,001,658
CapitaLand Investment Ltd.	1,259,700	2,416,735
Charter Hall Group, REIT	141,590	1,257,593
Derwent London PLC, REIT	65,899	1,616,154
DigitalBridge Group, Inc., REIT	31,940	360,283
Farmland Partners, Inc., REIT	78,612	924,477
Federal Realty Investment Trust, REIT	42,932	4,806,237
Goodman Group, REIT	323,082	7,126,990
Grainger PLC	828,774	2,334,469
Japan Metropolitan Fund Investment Corp., REIT	2,684	1,538,637
KDX Realty Investment Corp., REIT	889	841,983
Kimco Realty Corp., REIT	210,775	4,938,458
Mitsui Fudosan Co. Ltd.	499,600	3,972,953
National Storage, REIT	1,502,019	2,175,439
NNN REIT, Inc.	80,476	3,287,445
Parkway Real Estate LLC, REIT	336,500	924,011
Rural Funds Group, REIT	264,040	283,547
SEGRO PLC, REIT	266,294	2,337,614
Shaftesbury Capital PLC, REIT	975,977	1,528,875
Shurgard Self Storage Ltd., REIT	72,003	2,673,847
Sino Land Co. Ltd.	1,924,613	1,945,268
Star Asia Investment Corp., REIT	2,339	765,170
Tokyo Tatemono Co. Ltd.	50,600	827,866
VREFS-ANN
1

MFS Global Real Estate Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Vonovia SE, REIT	114,596	$ 3,480,408
		$57,980,627
Real Estate - Office – 6.4%
Alexandria Real Estate Equities, Inc., REIT	22,122	$ 2,158,001
BXP, Inc., REIT	48,725	3,623,191
Cousins Properties, Inc., REIT	38,738	1,186,932
Douglas Emmett, Inc., REIT	128,308	2,381,397
Highwoods Properties, Inc., REIT	36,285	1,109,595
		$10,459,116
Real Estate - Storage – 13.0%
Americold Realty Trust, Inc.	15,527	$ 332,278
Extra Space Storage, Inc., REIT	33,003	4,937,249
Prologis, Inc., REIT	115,985	12,259,614
Rexford Industrial Realty, Inc., REIT	94,152	3,639,916
		$21,169,057
Telecommunications - Wireless – 4.7%
American Tower Corp., REIT	14,238	$ 2,611,392
Cellnex Telecom S.A.	75,864	2,391,511
SBA Communications Corp., REIT	12,943	2,637,783
		$7,640,686
Telephone Services – 10.7%
Digital Realty Trust, Inc., REIT	36,209	$ 6,420,942
Equinix, Inc., REIT	9,884	9,319,525
Helios Towers PLC (a)	1,498,264	1,716,244
		$17,456,711
Total Common Stocks (Identified Cost, $135,966,574)		$158,419,914
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $3,632,882)	3,632,361	$ 3,633,087
Other Assets, Less Liabilities – 0.5%		760,095
Net Assets – 100.0%		$162,813,096
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,633,087 and $158,419,914, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements
2

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $135,966,574)	$158,419,914
Investments in affiliated issuers, at value (identified cost, $3,632,882)	3,633,087
Foreign currency, at value (identified cost, $140)	137
Receivables for
Fund shares sold	132,522
Dividends	793,959
Receivable from investment adviser	6,235
Other assets	968
Total assets	$162,986,822
Liabilities
Payables for
Fund shares reacquired	$85,298
Payable to affiliates
Administrative services fee	185
Shareholder servicing costs	10
Distribution and/or service fees	820
Payable for independent Trustees' compensation	17
Payable for custodian fee	20,597
Payable for audit and tax fees	44,128
Payable for shareholder communications	19,335
Accrued expenses and other liabilities	3,336
Total liabilities	$173,726
Net assets	$162,813,096
Net assets consist of
Paid-in capital	$141,136,904
Total distributable earnings (loss)	21,676,192
Net assets	$162,813,096
Shares of beneficial interest outstanding	12,180,471
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$102,588,085	8,227,552	$12.47
Service Class	60,225,011	3,952,919	15.24
See Notes to Financial Statements
3

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,544,911
Dividends from affiliated issuers	172,558
Other	12,313
Interest	13
Foreign taxes withheld	(162,960)
Total investment income	$4,566,835
Expenses
Management fee	$1,490,181
Distribution and/or service fees	150,786
Shareholder servicing costs	2,232
Administrative services fee	33,983
Independent Trustees' compensation	4,858
Custodian fee	30,801
Shareholder communications	22,817
Audit and tax fees	90,984
Legal fees	930
Miscellaneous	28,316
Total expenses	$1,855,888
Reduction of expenses by investment adviser	(212,544)
Net expenses	$1,643,344
Net investment income (loss)	$2,923,491
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,657,618
Affiliated issuers	268
Foreign currency	(40,650)
Net realized gain (loss)	$4,617,236
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,406,557)
Affiliated issuers	205
Translation of assets and liabilities in foreign currencies	(966)
Net unrealized gain (loss)	$(11,407,318)
Net realized and unrealized gain (loss)	$(6,790,082)
Change in net assets from operations	$(3,866,591)
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$2,923,491	$2,978,119
Net realized gain (loss)	4,617,236	(6,843,867)
Net unrealized gain (loss)	(11,407,318)	21,475,108
Change in net assets from operations	$(3,866,591)	$17,609,360
Total distributions to shareholders	$(3,133,456)	$(11,894,771)
Change in net assets from fund share transactions	$3,212,503	$948,214
Total change in net assets	$(3,787,544)	$6,662,803
Net assets
At beginning of period	166,600,640	159,937,837
At end of period	$162,813,096	$166,600,640
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.08	$12.78	$19.21	$14.98	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.25	$0.25	$0.22	$0.28
Net realized and unrealized gain (loss)	(0.58)	1.08	(5.30)	4.27	(0.14)
Total from investment operations	$(0.34)	$1.33	$(5.05)	$4.49	$0.14
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.11)	$(0.26)	$(0.26)	$(0.70)
From net realized gain	—	(0.92)	(1.12)	—	(0.37)
Total distributions declared to shareholders	$(0.27)	$(1.03)	$(1.38)	$(0.26)	$(1.07)
Net asset value, end of period (x)	$12.47	$13.08	$12.78	$19.21	$14.98
Total return (%) (k)(r)(s)(x)	(2.69)	11.46	(26.94)	30.12	1.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.01	1.01	1.01	1.02
Expenses after expense reductions	0.90	0.91	0.92	0.92	0.92
Net investment income (loss)	1.85	1.95	1.65	1.27	2.00
Portfolio turnover rate	42	39	32	26	43
Net assets at end of period (000 omitted)	$102,588	$106,155	$104,737	$149,746	$127,523
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.93	$15.33	$22.70	$17.66	$18.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.26	$0.26	$0.20	$0.29
Net realized and unrealized gain (loss)	(0.71)	1.33(g)	(6.30)	5.06	(0.17)(g)
Total from investment operations	$(0.45)	$1.59	$(6.04)	$5.26	$0.12
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.07)	$(0.21)	$(0.22)	$(0.65)
From net realized gain	—	(0.92)	(1.12)	—	(0.37)
Total distributions declared to shareholders	$(0.24)	$(0.99)	$(1.33)	$(0.22)	$(1.02)
Net asset value, end of period (x)	$15.24	$15.93	$15.33	$22.70	$17.66
Total return (%) (k)(r)(s)(x)	(2.92)	11.20	(27.14)	29.87	1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28	1.26	1.26	1.26	1.27
Expenses after expense reductions	1.15	1.16	1.17	1.17	1.17
Net investment income (loss)	1.62	1.71	1.42	1.02	1.75
Portfolio turnover rate	42	39	32	26	43
Net assets at end of period (000 omitted)	$60,225	$60,446	$55,200	$69,356	$58,035

See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be
8

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$110,648,432	$—	$—	$110,648,432
United Kingdom	10,117,924	1,528,875	—	11,646,799
Australia	10,843,569	—	—	10,843,569
Japan	1,538,637	6,407,972	—	7,946,609
Singapore	4,342,404	—	—	4,342,404
Germany	3,480,408	—	—	3,480,408
Belgium	2,673,847	—	—	2,673,847
Canada	2,501,067	—	—	2,501,067
Spain	—	2,391,511	—	2,391,511
Other Countries	1,945,268	—	—	1,945,268
Investment Companies	3,633,087	—	—	3,633,087
Total	$151,724,643	$10,328,358	$—	$162,053,001
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
9

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$3,133,456	$1,172,535
Long-term capital gains	—	10,722,236
Total distributions	$3,133,456	$11,894,771
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$141,343,864
Gross appreciation	28,269,428
Gross depreciation	(7,560,291)
Net unrealized appreciation (depreciation)	$20,709,137
Undistributed ordinary income	2,540,603
Capital loss carryforwards	(1,568,075)
Other temporary differences	(5,473)
Total distributable earnings (loss)	$21,676,192
10

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(1,568,075)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$2,199,073	$8,312,022
Service Class	934,383	3,582,749
Total	$3,133,456	$11,894,771
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $21,904, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this reduction amounted to $190,640, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $1,350, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $882.
11

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0205% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $12,168, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $71,156,835 and $68,207,175, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,675,269	$21,569,067	845,294	$10,402,690
Service Class	1,004,604	15,617,089	597,307	9,012,339
	2,679,873	$37,186,156	1,442,601	$19,415,029
Shares issued to shareholders in reinvestment of distributions
Initial Class	166,849	$2,199,073	712,866	$8,312,022
Service Class	57,964	934,383	252,129	3,582,749
	224,813	$3,133,456	964,995	$11,894,771
Shares reacquired
Initial Class	(1,732,205)	$(22,617,619)	(1,635,425)	$(20,471,899)
Service Class	(905,261)	(14,489,490)	(653,939)	(9,889,687)
	(2,637,466)	$(37,107,109)	(2,289,364)	$(30,361,586)
Net change
Initial Class	109,913	$1,150,521	(77,265)	$(1,757,187)
Service Class	157,307	2,061,982	195,497	2,705,401
	267,220	$3,212,503	118,232	$948,214
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 9%, and 3%, respectively, of the value of outstanding voting shares of the fund.
12

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $812 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,863	$58,639,419	$55,010,668	$268	$205	$3,633,087
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$172,558	$—
13

MFS Global Real Estate Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Global Real Estate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Real Estate Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Global Real Estate Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
15

MFS Global Real Estate Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $11,795,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 3.30% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Global Real Estate Portfolio
Board Review of Investment Advisory Agreement
MFS Global Real Estate Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for the one-year period and in the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
18

MFS Global Real Estate Portfolio
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
19

MFS Global Real Estate Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
20

MFS Blended Research Small Cap Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 12/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	1,521	$ 614,575
Standard Aero, Inc. (a)	7,140	176,787
		$791,362
Apparel Manufacturers – 1.8%
PVH Corp.	9,605	$ 1,015,729
Wolverine World Wide, Inc.	20,440	453,768
		$1,469,497
Automotive – 2.2%
Blue Bird Corp. (a)	6,700	$ 258,821
Methode Electronics, Inc.	28,358	334,341
REV Group, Inc.	22,724	724,214
Visteon Corp. (a)	4,801	425,944
		$1,743,320
Biotechnology – 2.5%
Adaptive Biotechnologies Corp. (a)	6,675	$ 40,017
Arcus Biosciences, Inc. (a)	15,110	224,988
Beam Therapeutics, Inc. (a)	10,779	267,319
Entrada Therapeutics, Inc. (a)	12,963	224,130
Exelixis, Inc. (a)	8,206	273,260
Novavax, Inc. (a)(l)	17,458	140,362
Protagonist Therapeutics, Inc. (a)	6,243	240,980
Prothena Corp. PLC (a)	8,623	119,428
Twist Bioscience Corp. (a)	5,475	254,423
Voyager Therapeutics, Inc. (a)(l)	35,774	202,839
		$1,987,746
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	4,902	$ 134,315
Hamilton Lane, Inc., “A”	771	114,146
		$248,461
Business Services – 4.7%
Andersons, Inc.	719	$ 29,134
BlueLinx Holdings, Inc. (a)	5,194	530,619
Innodata, Inc. (a)	2,610	103,147
TaskUs, Inc., “A” (a)	56,129	950,825
TriNet Group, Inc.	9,479	860,409
WNS (Holdings) Ltd. (a)	11,758	557,212
World Fuel Services Corp.	15,631	430,009
Yext, Inc. (a)	54,550	346,938
		$3,808,293
Chemicals – 3.5%
Avient Corp.	18,780	$ 767,351
BioLife Solutions, Inc. (a)	8,540	221,699
Element Solutions, Inc.	43,154	1,097,406
Perimeter Solutions, Inc. (a)	21,750	277,965
VSCFS-ANN
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
Rayonier Advanced Materials, Inc. (a)	56,177	$ 463,460
		$2,827,881
Computer Software – 6.6%
ACI Worldwide, Inc. (a)	5,483	$ 284,623
Clear Secure, Inc., “A”	23,678	630,782
Consensus Cloud Solutions, Inc. (a)	4,195	100,093
Dun & Bradstreet Holdings, Inc.	31,405	391,306
Elastic N.V. (a)	7,947	787,389
Five9, Inc. (a)	7,950	323,088
nCino, Inc. (a)	3,710	124,582
Nutanix, Inc. (a)	6,617	404,828
OneStream, Inc. (a)	10,995	313,577
PagerDuty, Inc. (a)	46,902	856,431
Sabre Corp. (a)	195,092	712,086
SentinelOne, Inc., “A” (a)	13,446	298,501
ServiceTitan, Inc., Class A (a)	573	58,944
		$5,286,230
Computer Software - Systems – 1.8%
Adtran Holdings, Inc. (a)	13,021	$ 108,465
Pitney Bowes, Inc.	15,284	110,656
ScanSource, Inc. (a)	3,917	185,862
Unisys Corp. (a)	7,250	45,892
Verint Systems, Inc. (a)	37,127	1,019,136
		$1,470,011
Construction – 3.4%
AZEK Co., Inc. (a)	21,168	$ 1,004,845
Builders FirstSource, Inc. (a)	3,376	482,532
GMS, Inc. (a)	6,689	567,428
Mohawk Industries, Inc. (a)	5,320	633,771
SiteOne Landscape Supply, Inc. (a)	248	32,679
		$2,721,255
Consumer Products – 3.9%
e.l.f. Beauty, Inc. (a)	4,381	$ 550,035
Herbalife Ltd. (a)	7,605	50,877
Newell Brands, Inc.	117,957	1,174,852
Prestige Consumer Healthcare, Inc. (a)	17,253	1,347,287
		$3,123,051
Consumer Services – 2.2%
European Wax Center, Inc., “A” (a)	9,170	$ 61,164
Grand Canyon Education, Inc. (a)	7,397	1,211,628
Lyft, Inc. (a)	35,923	463,407
		$1,736,199
Electrical Equipment – 1.4%
Armstrong World Industries, Inc.	8,095	$ 1,144,066
Electronics – 5.1%
Advanced Energy Industries, Inc.	8,955	$ 1,035,467
Alpha and Omega Semiconductor Ltd. (a)	943	34,919
Axcelis Technologies, Inc. (a)	8,925	623,590
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Cirrus Logic, Inc. (a)	3,331	$ 331,701
Formfactor, Inc. (a)	9,815	431,860
Kimball Electronics, Inc. (a)	11,780	220,639
Photronics, Inc. (a)	17,530	413,007
Plexus Corp. (a)	2,800	438,144
Sanmina Corp. (a)	8,008	605,965
		$4,135,292
Energy - Independent – 1.7%
Berry Corp.	76,075	$ 314,190
Permian Resources Corp.	43,363	623,560
SM Energy Co.	10,458	405,352
		$1,343,102
Energy - Integrated – 0.4%
National Gas Fuel Co.	5,492	$ 333,255
Engineering - Construction – 1.9%
APi Group, Inc. (a)	31,579	$ 1,135,897
Tutor Perini Corp. (a)	17,503	423,572
		$1,559,469
Food & Beverages – 0.5%
Dole PLC	2,827	$ 38,278
Simply Good Foods Co. (a)	7,181	279,915
WK Kellogg Co.	5,238	94,232
		$412,425
Forest & Paper Products – 0.2%
JELD-WEN Holding, Inc. (a)	16,756	$ 137,232
Gaming & Lodging – 1.5%
International Game Technology PLC	31,908	$ 563,495
Rush Street Interactive, Inc. (a)	45,287	621,338
		$1,184,833
Insurance – 5.5%
Hanover Insurance Group, Inc.	6,629	$ 1,025,241
Jackson Financial, Inc.	8,485	738,874
Kemper Corp.	16,263	1,080,514
Lincoln National Corp.	19,558	620,184
Voya Financial, Inc.	14,444	994,180
		$4,458,993
Internet – 2.6%
CarGurus, Inc. (a)	21,564	$ 787,948
EverQuote, Inc., “A” (a)	23,827	476,302
Vimeo, Inc. (a)	14,029	89,786
Yelp, Inc. (a)	13,308	515,020
ZipRecruiter, Inc., “A” (a)	27,972	202,517
		$2,071,573
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.8%
Corsair Gaming, Inc. (a)	99,302	$ 656,386
Fox Factory Holding Corp. (a)	1,351	40,895
Funko, Inc., “A” (a)	87,900	1,176,981
Patrick Industries, Inc.	1,692	140,572
Playtika Holdings Corp.	29,628	205,618
		$2,220,452
Machinery & Tools – 2.1%
Flowserve Corp.	16,970	$ 976,114
Hyster-Yale, Inc.	676	34,429
Olympic Steel, Inc.	8,060	264,449
Timken Co.	6,244	445,634
		$1,720,626
Major Banks – 0.4%
Metro Bank Holdings PLC (a)	4,906	$ 286,510
Medical & Health Technology & Services – 3.0%
Encompass Health Corp.	13,732	$ 1,268,150
Health Catalyst, Inc. (a)	60,527	427,926
Owens & Minor, Inc. (a)	18,832	246,134
Teladoc Health, Inc. (a)	54,219	492,851
		$2,435,061
Medical Equipment – 3.2%
Anika Therapeutics, Inc. (a)	8,698	$ 143,169
Concentra Group Holdings, Inc.	14,101	278,918
Maravai Lifesciences Holdings, Inc., “A” (a)	44,970	245,087
MiMedx Group, Inc. (a)	33,577	323,011
Natera, Inc. (a)	3,063	484,873
QuidelOrtho Corp. (a)	7,873	350,742
UFP Technologies, Inc. (a)	951	232,529
Veracyte, Inc. (a)	1,780	70,488
ZimVie, Inc. (a)	30,791	429,534
		$2,558,351
Metals & Mining – 0.8%
Radius Recycling, Inc.	24,823	$ 377,806
Ryerson Holding Corp.	13,740	254,327
		$632,133
Natural Gas - Distribution – 0.7%
Southwest Gas Holdings, Inc.	1,007	$ 71,205
UGI Corp.	16,076	453,825
		$525,030
Oil Services – 2.3%
Expro Group Holdings N.V. (a)	20,320	$ 253,390
NOV, Inc.	41,092	599,943
Select Water Solutions, Inc.	24,544	324,963
Weatherford International PLC	9,716	695,957
		$1,874,253
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 13.7%
Amalgamated Financial Corp.	16,559	$ 554,230
Bank of N.T. Butterfield & Son Ltd.	13,161	481,035
Bank OZK	9,327	415,331
Bread Financial Holdings, Inc.	5,018	306,399
Cathay General Bancorp, Inc.	23,319	1,110,218
Columbia Banking System, Inc.	42,250	1,141,172
East West Bancorp, Inc.	9,651	924,180
Flushing Financial Corp.	14,780	211,058
Kearny Financial Corp. of Maryland	13,654	96,670
Navient Corp.	22,247	295,663
Orrstown Financial Services, Inc.	2,988	109,391
Peapack-Gladstone Financial Corp.	6,620	212,171
Popular, Inc.	11,127	1,046,606
PROG Holdings, Inc.	12,529	529,476
SLM Corp.	37,063	1,022,197
Texas Capital Bancshares, Inc. (a)	11,840	925,888
United Community Bank, Inc.	19,052	615,570
Wintrust Financial Corp.	8,264	1,030,603
		$11,027,858
Pharmaceuticals – 6.1%
ACADIA Pharmaceuticals, Inc. (a)	11,404	$ 209,263
Alkermes PLC (a)	8,347	240,060
Amicus Therapeutics, Inc. (a)	23,543	221,775
Amneal Pharmaceuticals, Inc. (a)	32,885	260,449
Arcturus Therapeutics Holdings, Inc. (a)	11,507	195,274
Catalyst Pharmaceuticals, Inc. (a)	14,516	302,949
Collegium Pharmaceutical, Inc. (a)	1,312	37,589
Cytokinetics, Inc. (a)	6,885	323,870
Kiniksa Pharmaceuticals International PLC (a)	12,482	246,894
Kymera Therapeutics, Inc. (a)	7,173	288,570
Neurocrine Biosciences, Inc. (a)	1,620	221,130
Nurix Therapeutics, Inc. (a)	12,967	244,298
Organon & Co.	59,899	893,693
Phibro Animal Health Corp., “A”	18,359	385,539
PTC Therapeutics, Inc. (a)	8,366	377,641
Ultragenyx Pharmaceutical, Inc. (a)	4,100	172,487
USANA Health Sciences, Inc. (a)	1,103	39,587
Vanda Pharmaceuticals, Inc. (a)	34,305	164,321
Zymeworks, Inc. (a)	5,268	77,124
		$4,902,513
Printing & Publishing – 0.2%
Cimpress PLC (a)	1,552	$ 111,309
Quad/Graphics, Inc.	5,370	37,429
		$148,738
Railroad & Shipping – 0.7%
Scorpio Tankers, Inc.	4,132	$ 205,319
Teekay Tankers Ltd.	8,527	339,289
		$544,608
Real Estate – 2.4%
Broadstone Net Lease, Inc., REIT	49,167	$ 779,789
Cushman & Wakefield PLC (a)	62,615	819,004
Essential Properties Realty Trust, REIT	8,479	265,223
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Uniti Group, Inc., REIT	7,230	$ 39,765
		$1,903,781
Real Estate - Office – 2.8%
Highwoods Properties, Inc., REIT	33,416	$ 1,021,861
Piedmont Office Realty Trust, Inc., REIT	132,187	1,209,511
		$2,231,372
Real Estate - Storage – 0.0%
Innovative Industrial Properties, Inc., REIT	410	$ 27,322
Specialty Chemicals – 0.6%
Tronox Holdings PLC	44,496	$ 448,075
Specialty Stores – 0.8%
Bath & Body Works, Inc.	15,525	$ 601,904
Genesco, Inc. (a)	1,530	65,408
		$667,312
Telephone Services – 0.4%
Lumen Technologies, Inc. (a)	58,112	$ 308,575
Tobacco – 0.3%
Mativ Holdings, Inc.	3,408	$ 37,147
Turning Point Brands, Inc.	3,862	232,106
		$269,253
Trucking – 0.9%
Saia, Inc. (a)	1,581	$ 720,509
Utilities - Electric Power – 0.5%
Portland General Electric Co.	8,417	$ 367,150
Total Common Stocks (Identified Cost, $68,990,505)		$79,813,028
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $657,838)	657,766	$ 657,897
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j) (Identified Cost, $213,475)	213,475	$ 213,475
Other Assets, Less Liabilities – (0.5)%		(369,682)
Net Assets – 100.0%		$80,314,718
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $657,897 and $80,026,503, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
6

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 Assets
Investments in unaffiliated issuers, at value, including $209,010 of securities on loan (identified cost, $69,203,980)	$80,026,503
Investments in affiliated issuers, at value (identified cost, $657,838)	657,897
Cash	259
Receivables for
Fund shares sold	9,432
Interest and dividends	81,247
Other assets	602
Total assets	$80,775,940
Liabilities
Payables for
Fund shares reacquired	$189,776
Collateral for securities loaned, at value	213,475
Payable to affiliates
Investment adviser	1,698
Administrative services fee	120
Shareholder servicing costs	7
Distribution and/or service fees	679
Payable for independent Trustees' compensation	86
Accrued expenses and other liabilities	55,381
Total liabilities	$461,222
Net assets	$80,314,718
Net assets consist of
Paid-in capital	$61,507,834
Total distributable earnings (loss)	18,806,884
Net assets	$80,314,718
Shares of beneficial interest outstanding	8,053,533
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,739,529	2,979,857	$10.32
Service Class	49,575,189	5,073,676	9.77
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/24
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,259,092
Dividends from affiliated issuers	29,767
Income on securities loaned	22,752
Other	14,184
Foreign taxes withheld	(2,761)
Total investment income	$1,323,034
Expenses
Management fee	$332,754
Distribution and/or service fees	130,437
Shareholder servicing costs	1,818
Administrative services fee	22,233
Independent Trustees' compensation	3,565
Custodian fee	6,037
Shareholder communications	13,672
Audit and tax fees	73,251
Legal fees	467
Miscellaneous	25,317
Total expenses	$609,551
Reduction of expenses by investment adviser	(11,006)
Net expenses	$598,545
Net investment income (loss)	$724,489
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,865,192
Affiliated issuers	121
Net realized gain (loss)	$7,865,313
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,525,754)
Affiliated issuers	29
Net unrealized gain (loss)	$(4,525,725)
Net realized and unrealized gain (loss)	$3,339,588
Change in net assets from operations	$4,064,077
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/24	12/31/23
Change in net assets
From operations
Net investment income (loss)	$724,489	$701,991
Net realized gain (loss)	7,865,313	785,115
Net unrealized gain (loss)	(4,525,725)	12,622,001
Change in net assets from operations	$4,064,077	$14,109,107
Total distributions to shareholders	$(1,393,467)	$(3,320,248)
Change in net assets from fund share transactions	$(7,935,946)	$(5,835,549)
Total change in net assets	$(5,265,336)	$4,953,310
Net assets
At beginning of period	85,580,054	80,626,744
At end of period	$80,314,718	$85,580,054
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.01	$8.78	$14.02	$10.91	$11.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.09	$0.08	$0.09	$0.10
Net realized and unrealized gain (loss)	0.39	1.53	(2.48)	3.14	0.01(g)
Total from investment operations	$0.49	$1.62	$(2.40)	$3.23	$0.11
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.09)	$(0.12)	$(0.09)
From net realized gain	(0.08)	(0.32)	(2.75)	—	(0.77)
Total distributions declared to shareholders	$(0.18)	$(0.39)	$(2.84)	$(0.12)	$(0.86)
Net asset value, end of period (x)	$10.32	$10.01	$8.78	$14.02	$10.91
Total return (%) (k)(r)(s)(x)	4.95	18.96	(18.37)	29.64	2.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.52	0.55	0.54	0.55
Expenses after expense reductions	0.56	0.51	0.54	0.52	0.54
Net investment income (loss)	1.03	1.03	0.73	0.67	1.05
Portfolio turnover rate	66	51	55	78	84
Net assets at end of period (000 omitted)	$30,740	$32,225	$29,826	$39,073	$33,850
Service Class	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.49	$8.34	$13.47	$10.50	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.07	$0.05	$0.05	$0.07
Net realized and unrealized gain (loss)	0.36	1.45	(2.37)	3.01	0.02(g)
Total from investment operations	$0.44	$1.52	$(2.32)	$3.06	$0.09
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.05)	$(0.06)	$(0.09)	$(0.06)
From net realized gain	(0.08)	(0.32)	(2.75)	—	(0.77)
Total distributions declared to shareholders	$(0.16)	$(0.37)	$(2.81)	$(0.09)	$(0.83)
Net asset value, end of period (x)	$9.77	$9.49	$8.34	$13.47	$10.50
Total return (%) (k)(r)(s)(x)	4.65	18.67	(18.56)	29.17	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.77	0.80	0.79	0.80
Expenses after expense reductions	0.81	0.76	0.79	0.77	0.79
Net investment income (loss)	0.78	0.78	0.49	0.42	0.80
Portfolio turnover rate	66	51	55	78	84
Net assets at end of period (000 omitted)	$49,575	$53,355	$50,801	$65,294	$59,371

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$79,813,028	$—	$—	$79,813,028
Investment Companies	871,372	—	—	871,372
Total	$80,684,400	$—	$—	$80,684,400
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $209,010.  The fair value of the fund's investment securities on loan and a related liability of $213,475 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/24	Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$703,240	$505,106
Long-term capital gains	690,227	2,815,142
Total distributions	$1,393,467	$3,320,248
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$70,514,104
Gross appreciation	16,446,298
Gross depreciation	(6,276,002)
Net unrealized appreciation (depreciation)	$10,170,296
Undistributed ordinary income	3,251,462
Undistributed long-term capital gain	5,385,126
Total distributable earnings (loss)	$18,806,884
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/24	Year ended 12/31/23
Initial Class	$546,375	$1,253,052
Service Class	847,092	2,067,196
Total	$1,393,467	$3,320,248
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, this management fee reduction amounted to $11,006, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the year ended December 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2024, the fee was $1,073, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2024, these costs amounted to $745.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2024 was equivalent to an annual effective rate of 0.0267% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $14,163, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended December 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $54,635,543 and $62,929,768, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	371,642	$3,783,270	266,149	$2,409,529
Service Class	589,388	5,623,980	391,508	3,355,326
	961,030	$9,407,250	657,657	$5,764,855
Shares issued to shareholders in reinvestment of distributions
Initial Class	54,150	$546,375	139,538	$1,253,052
Service Class	88,515	847,092	242,629	2,067,196
	142,665	$1,393,467	382,167	$3,320,248
Shares reacquired
Initial Class	(664,417)	$(6,731,385)	(586,007)	$(5,353,963)
Service Class	(1,224,243)	(12,005,278)	(1,107,035)	(9,566,689)
	(1,888,660)	$(18,736,663)	(1,693,042)	$(14,920,652)
Net change
Initial Class	(238,625)	$(2,401,740)	(180,320)	$(1,691,382)
Service Class	(546,340)	(5,534,206)	(472,898)	(4,144,167)
	(784,965)	$(7,935,946)	(653,218)	$(5,835,549)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2024, the fund’s commitment fee and interest expense were $397 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended December 31, 2024:
17

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$352,215	$12,848,027	$12,542,495	$121	$29	$657,897
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,767	$—
18

MFS Blended Research Small Cap Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Blended Research Small Cap Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Small Cap Equity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
19

MFS Blended Research Small Cap Equity Portfolio
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	2,272,839,804.347	76,156,437.376	143,267.490
John A. Caroselli	2,277,993,696.087	71,010,499.412	135,313.715
Maureen R. Goldfarb	2,276,170,629.637	72,870,690.528	98,189.048
Peter D. Jones	2,277,263,974.159	71,740,221.340	135,313.715
John P. Kavanaugh	2,273,683,652.347	75,357,667.818	98,189.048
James W. Kilman, Jr.	2,276,884,608.837	72,119,586.662	135,313.715
Clarence Otis, Jr.	2,262,918,675.718	86,084,028.564	136,804.931
Michael W. Roberge	2,278,022,128.447	70,982,067.052	135,313.715
Maryanne L. Roepke	2,275,936,383.935	73,098,473.671	104,651.607
Paula E. Smith	2,278,125,229.241	70,912,491.794	101,788.178
Laurie J. Thomsen	2,273,905,091.668	75,057,585.803	176,831.742
Darrell A. Williams	2,272,748,615.788	76,249,117.152	141,776.273
20

MFS Blended Research Small Cap Equity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $760,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Blended Research Small Cap Equity Portfolio
Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
23

MFS Blended Research Small Cap Equity Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 13, 2025

*  Print name and title of each signing officer under his or her signature.